(2_FIDELITY_LOGOS)FIDELITY

CONVERTIBLE SECURITIES
FUND
SEMIANNUAL REPORT
MAY 31, 1998
CONTENTS


PRESIDENT'S MESSAGE   3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE           4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK             6   THE MANAGER'S REVIEW OF FUND
                          PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES    9   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                          INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS           10  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                          WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS  24  STATEMENTS OF ASSETS AND LIABILITIES,
                          OPERATIONS, AND CHANGES IN NET ASSETS,
                          AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                 28  NOTES TO THE FINANCIAL STATEMENTS.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
While low interest rates and subdued inflation provided support for stock and bond markets in the U.S. during the first five months of 1998, concerns about continuing economic and political difficulties in Asia colored their performance. The stock market reached record heights due to stronger-than-expected corporate earnings, but retreated at times when concerns surfaced about how the Asian volatility would affect business prospects. The bond market benefited from these retreats, as investors sought alternatives offering lower volatility.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1998            PAST 6  PAST 1  PAST 5  PAST 10
                                      MONTHS  YEAR    YEARS   YEARS

FIDELITY CONVERTIBLE SECURITIES       14.31%  25.06%  89.21%  353.01%

ML CONVERTIBLE SECURITIES             7.74%   19.83%  80.75%  252.02%

CONVERTIBLE SECURITIES FUNDS AVERAGE  6.63%   17.06%  82.71%  221.57%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Merrill Lynch Convertible Securities Index - a market capitalization weighted index of over 450 non-mandatory domestic corporate convertible securities. To measure how the fund's performance stacked up against its peers, you can compare it to the convertible securities funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 57 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1998                 PAST 1  PAST 5  PAST 10
                                           YEAR    YEARS   YEARS

FIDELITY CONVERTIBLE SECURITIES            25.06%  13.60%  16.31%

ML CONVERTIBLE SECURITIES                  19.83%  12.57%  13.41%

CONVERTIBLE SECURITIES FUNDS AVERAGE       17.06%  12.71%  12.10%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
             Convertible Securities      FB Conv. Sec. Index
             00308                       FB002
  1988/05/31      10000.00                    10000.00
  1988/06/30      10415.31                    10385.00
  1988/07/31      10344.04                    10277.00
  1988/08/31      10191.33                    10095.09
  1988/09/30      10325.12                    10275.80
  1988/10/31      10490.32                    10406.30
  1988/11/30      10335.45                    10236.68
  1988/12/31      10462.53                    10474.17
  1989/01/31      10909.56                    10944.46
  1989/02/28      11026.64                    10942.27
  1989/03/31      11347.66                    11084.52
  1989/04/30      11768.34                    11456.96
  1989/05/31      12038.01                    11689.53
  1989/06/30      12134.69                    11604.20
  1989/07/31      12680.80                    11937.24
  1989/08/31      13095.85                    12199.86
  1989/09/30      13106.77                    12093.72
  1989/10/31      12841.54                    11711.56
  1989/11/30      13051.51                    11902.46
  1989/12/31      13212.33                    11915.55
  1990/01/31      12722.56                    11441.31
  1990/02/28      12870.63                    11592.34
  1990/03/31      13123.34                    11769.70
  1990/04/30      13019.55                    11507.23
  1990/05/31      13538.49                    12065.34
  1990/06/30      13689.65                    12050.86
  1990/07/31      13596.29                    11943.60
  1990/08/31      12697.65                    11255.65
  1990/09/30      12071.04                    10763.78
  1990/10/31      11834.59                    10361.22
  1990/11/30      12449.37                    10867.88
  1990/12/31      12829.94                    11095.02
  1991/01/31      13625.03                    11593.18
  1991/02/28      14504.46                    12285.30
  1991/03/31      14890.10                    12586.29
  1991/04/30      15060.69                    12713.41
  1991/05/31      15572.46                    13089.73
  1991/06/30      15276.78                    12724.52
  1991/07/31      15892.78                    13208.05
  1991/08/31      16496.46                    13700.71
  1991/09/30      16771.83                    13676.05
  1991/10/31      17494.00                    13872.99
  1991/11/30      16746.92                    13538.65
  1991/12/31      17799.93                    14325.24
  1992/01/31      18698.39                    14722.05
  1992/02/29      19310.38                    15103.35
  1992/03/31      18984.73                    14978.00
  1992/04/30      19142.50                    15148.75
  1992/05/31      19510.62                    15424.45
  1992/06/30      19394.21                    15351.96
  1992/07/31      19925.19                    15774.14
  1992/08/31      19540.23                    15674.76
  1992/09/30      20005.71                    15988.26
  1992/10/31      20474.70                    16026.63
  1992/11/30      21131.29                    16489.80
  1992/12/31      21719.39                    16855.87
  1993/01/31      22445.70                    17381.77
  1993/02/28      22054.61                    17449.56
  1993/03/31      23152.12                    18088.22
  1993/04/30      23363.75                    18084.60
  1993/05/31      23942.20                    18401.08
  1993/06/30      23914.79                    18575.89
  1993/07/31      24156.93                    18767.22
  1993/08/31      24726.67                    19281.44
  1993/09/30      25013.92                    19499.32
  1993/10/31      25588.95                    19959.51
  1993/11/30      25344.56                    19658.12
  1993/12/31      25582.81                    19982.48
  1994/01/31      26220.43                    20555.97
  1994/02/28      25800.53                    20229.13
  1994/03/31      24671.15                    19403.79
  1994/04/30      24262.32                    19050.64
  1994/05/31      24167.98                    19092.55
  1994/06/30      24149.79                    18876.80
  1994/07/31      24579.89                    19409.13
  1994/08/31      25886.15                    19791.49
  1994/09/30      25724.47                    19441.18
  1994/10/31      25885.75                    19608.37
  1994/11/30      25208.37                    18896.59
  1994/12/31      25133.60                    19040.20
  1995/01/31      25133.60                    19015.45
  1995/02/28      25657.21                    19637.26
  1995/03/31      26415.43                    20155.68
  1995/04/30      27010.53                    20613.21
  1995/05/31      27308.07                    21221.30
  1995/06/30      27991.12                    21993.76
  1995/07/31      28725.53                    22774.54
  1995/08/31      29059.36                    23013.67
  1995/09/30      29610.93                    23356.57
  1995/10/31      28886.66                    22639.53
  1995/11/30      29745.68                    23427.38
  1995/12/31      30004.62                    23556.23
  1996/01/31      30615.51                    24076.83
  1996/02/29      31352.58                    24724.49
  1996/03/31      31753.44                    24932.18
  1996/04/30      32497.38                    25513.10
  1996/05/31      33023.58                    26082.04
  1996/06/30      32658.32                    25463.90
  1996/07/31      31118.87                    24470.80
  1996/08/31      31980.23                    25381.12
  1996/09/30      32678.34                    26043.56
  1996/10/31      33067.14                    26205.03
  1996/11/30      34511.29                    26286.79
  1996/12/31      34519.11                    25992.38
  1997/01/31      35639.61                    26818.94
  1997/02/28      34971.24                    26679.48
  1997/03/31      33757.40                    26127.22
  1997/04/30      34234.54                    26391.10
  1997/05/31      36222.61                    27613.01
  1997/06/30      37304.70                    28416.55
  1997/07/31      39194.06                    29973.77
  1997/08/31      39013.16                    29994.76
  1997/09/30      41615.84                    31260.54
  1997/10/31      39469.24                    30404.00
  1997/11/30      39631.24                    30221.57
  1997/12/31      39509.64                    30390.81
  1998/01/31      40438.39                    30381.70
  1998/02/28      43542.06                    31739.76
  1998/03/31      45711.93                    32885.56
  1998/04/30      46533.92                    33178.24
  1998/05/29      45300.93                    32222.71
IMATRL PRASUN   SHR__CHT 19980531 19980611 102417 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Convertible Securities Fund on May 31, 1988. As the chart shows, by May 31, 1998, the value of the investment would have grown to $45,301 - a 353.01% increase on the initial investment. For comparison, look at how the First Boston Convertible Securities Index - a market capitalization weighted index of over 250 convertible bonds and preferred stocks - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $32,223 - a 222.23% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Although renewed concerns about
economic difficulties in Asia late
in the period tempered the rapid
growth of U.S. equity markets, the
Standard & Poor's 500 Index - a
measure of the U.S. stock market
- still managed to return 15.06%
during the six months that ended
May 31, 1998. As feared, some
U.S. corporations with business
exposure to Asia did report
disappointing earnings and their
stocks were harshly punished.
However, investors seemed to
adopt a new attitude - one that
overlooked short-term troubles
and focused on longer-term
growth - helping many of these
stocks to rebound quickly. In
addition, the continued strength of
the U.S. economy, combined with
low interest rates and low inflation,
seemed to buoy the stock market
for much of the period. The
upward climb of the stock market
stagnated in mid- and late May
when investors were inundated
with worrisome news about the
stability of Asian markets.
Specifically, the president of
Indonesia resigned amidst civil
strife and a battle over nuclear
testing erupted between Pakistan
and India. Concerns about falling
demand for U.S. exports
particularly hurt technology
companies, especially during the
intensified investigation of
Microsoft by the Justice
Department in May. As a result of
concerns about these tumultuous
events and their potential impact
on the U.S. economy, the Dow
Jones Industrial Average produced
a negative return in May for the first
time in 1998 - although the Dow
was still up 13.29% for the first five
months of 1998.
An interview with David Felman, Portfolio Manager of Fidelity Convertible Securities Fund
Q. HOW DID THE FUND PERFORM, DAVID?
A. For the six months that ended May 31, 1998, the fund returned 14.31%, compared to 7.74% for the Merrill Lynch Convertible Securities Index and 6.63% for the convertible securities funds average tracked by Lipper Analytical Services. For the 12 months that ended May 31, 1998, the fund returned 25.06%, while the index and the Lipper average had returns of 19.83% and 17.06%, respectively.
Q. WHY DID THE FUND POST SUCH STRONG RETURNS RELATIVE TO THE INDEX AND THE AVERAGE?
A. Two factors were instrumental. First, the fund had a somewhat higher equity exposure than the index and the average. Some convertible securities are more equity-sensitive - that is, they act more like equities - while others act more like bonds. I selected convertibles that, on balance, behaved more like equities than those chosen by my peers. In addition, relative to the index I overweighted the fund with technology securities early in the period because I felt they had been beaten down excessively due to volatility in the Asian markets. This strategy paid off in the first two months of 1998, when technology shares led a vigorous rally in the broader market. Toward the end of the period, I took some profits and scaled back my exposure to the technology sector.
Q. HOW DID YOU DECIDE HOW EQUITY-SENSITIVE THE FUND SHOULD BE?
A. That's an issue I grapple with all the time. In general, as the market declines, I try to increase the fund's equity sensitivity, and as the market surges upward, I decrease it. So during the December weakness, the fund's equity exposure rose, and as the rally materialized earlier this year, I scaled back the equity sensitivity to a more conservative level. Late in the period - as the equity markets entered a choppy phase - I began to nudge the equity sensitivity up again. I did not make huge bets either way - these were more in the nature of incremental adjustments.
Q. WHICH HOLDINGS DID WELL FOR THE FUND?
A. In the technology sector, Unisys did well. The fund owned both Unisys common stock and one of the company's convertible securities that together comprised about 3% of holdings at the end of the period. Both did well due to the general strength in technology shares, as well as investor optimism over Larry Weinbach, the company's new CEO. Another strong area for the fund was telecommunications. Intermedia Communications, a competitive local exchange company (CLEC), performed well as the company continued to take market share away from the incumbent local telephone service providers - the regional Bell operating companies. The same considerations applied to WorldCom. Two satellite companies - Orbital Sciences and Loral Space - performed well in connection with healthy sales of satellite services and the launch of their respective networks. USA Waste - another top 10 holding - benefited from investors' favorable perceptions about the synergies made possible by the company's acquisition of rival Waste Management. Finally, Apple Computer performed well on optimism about CEO Steve Jobs' restructuring plans.
Q. WHAT HOLDINGS FAILED TO MEET YOUR EXPECTATIONS?
A. Although the technology sector provided the fund with many success stories, it was also the source of some disappointments. Quantum - a manufacturer of computer hard drives and tape drives - was hurt by sluggish sales and revenues caused by overcapacity in the drive industry. CompUSA is a personal computer retailer that suffered because of lower earnings due to slackening end-user demand. Finally, declining profit margins hurt Tosco, an oil refiner.
Q. WHAT'S YOUR OUTLOOK, DAVID?
A. I'm cautiously optimistic. The fund did extremely well even though the mid-capitalization stocks and related convertibles in which the fund tends to invest underperformed the large-cap stocks that make up the S&P 500. If we get a market where small- and mid-cap stocks take a leadership role, the fund could do even better. On the other hand, a major correction in the equity markets could hurt the fund because of its higher-than-average equity exposure. My policy is not to try to predict what the overall market will do but rather to identify individual securities with the potential for superior performance over the next six to 12 months.
DAVID FELMAN ON THE PROS AND
CONS OF INVESTING IN THE
TECHNOLOGY SECTOR:
"INVESTING IN TECHNOLOGY COMPANIES
IS ALWAYS A BIT OF A DOUBLE-EDGED
SWORD. ON THE ONE HAND, TECHNOLOGY
ISSUES TEND TO DISPLAY MORE
VOLATILITY THAN THOSE IN OTHER
SECTORS. ALTHOUGH CONVERTIBLE
SECURITIES ARE, IN GENERAL, LESS
VOLATILE THAN COMMON STOCK,
TECHNOLOGY CONVERTIBLES FOLLOW
THE SAME PATTERN OF OVERALL
GREATER VOLATILITY RELATIVE TO
NON-TECHNOLOGY CONVERTIBLES.
"ON THE OTHER HAND, TECHNOLOGY IS
WHERE A LOT OF EXCITING GROWTH IS
LIKELY TO BE OVER THE NEXT DECADE.
ALTHOUGH CONSUMER PRODUCT
COMPANIES CAN DEVELOP NEW
MARKETS FOR ITEMS LIKE SOAP AND
TOOTHPASTE, THE APPLICATIONS FOR
THOSE PRODUCTS SEEM LIMITED
ESSENTIALLY TO WHAT THEY ARE NOW.
THE APPLICATIONS FOR TECHNOLOGY,
HOWEVER, ARE CONSTANTLY EVOLVING,
WITH WHOLE NEW AREAS OPENING UP.
THE INCREASING USE OF COMPUTER
NETWORKS IN TELECOMMUNICATIONS
IS JUST ONE AREA THAT I AM WATCHING
CLOSELY.
"PRODUCT CYCLES ARE A KEY CONCEPT
TO KEEP IN MIND WHEN YOU INVEST
IN TECHNOLOGY. APPLE COMPUTER
OFFERED A GOOD EXAMPLE OF THIS
RECENTLY, WHEN ITS STOCK
STRENGTHENED AS INVESTORS
ANTICIPATED THE MARKET'S FAVORABLE
RECEPTION OF THE COMPANY'S NEW LINE
OF LOW-COST COMPUTERS. IN ADDITION,
KEEPING THE LONG TERM IN MIND -
WHILE ALWAYS A SOUND INVESTMENT
STRATEGY - IS EVEN MORE IMPORTANT
WITH VOLATILE TECHNOLOGY
INVESTMENTS. IF YOU BELIEVE IN A
COMPANY, YOU DON'T WANT TO GET
SHAKEN OUT BY SHORT-TERM MARKET
FLUCTUATIONS."
FUND FACTS
GOAL: TO PROVIDE HIGH TOTAL
RETURN THROUGH A COMBINATION
OF CURRENT INCOME AND CAPITAL
APPRECIATION BY INVESTING
MAINLY IN SECURITIES THAT ARE
CONVERTIBLE INTO COMMON STOCK
FUND NUMBER: 308
TRADING SYMBOL: FCVSX
START DATE: JANUARY 5, 1987
SIZE: AS OF MAY 31, 1998,
MORE THAN $1.1 BILLION
MANAGER: DAVID FELMAN,
SINCE 1997; MANAGER, FIDELITY
SELECT TELECOMMUNICATIONS
PORTFOLIO, 1994-1996; FIDELITY
SELECT CHEMICALS PORTFOLIO,
JANUARY 1995-JULY 1995;
JOINED FIDELITY IN 1993
(CHECKMARK)
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
INVESTMENT CHANGES


TOP TEN INVESTMENTS AS OF  MAY 31, 1998
                                      % OF FUND'S   % OF FUND'S INVESTMENTS
                                      INVESTMENTS   6 MONTHS AGO

FEDERAL-MOGUL FINANCING TRUST $3.50   2.8           0.0

FEDERATED DEPARTMENT STORES, INC.     2.5           2.5
 5%, 10/1/03

APPLE COMPUTER, INC. 6%, 6/1/01       2.4           0.9

USA WASTE SERVICES, INC. 4%, 2/1/02   2.2           2.0

TOSCO FINANCING TRUST $2.875 TOPRS    2.1           2.5

HOUSTON INDUSTRIES, INC. $3.215 ACES  2.0           1.4

ORBITAL SCIENCES CORP. 5%, 10/1/02    1.8           0.7

UNISYS CORP.                          1.6           0.0

ALCATEL ALSTHOM COMPAGNIE GENERALE    1.6           0.3
 D'ELECTRICITE SA SPONSORED ADR

UNISYS CORP. 8 1/4%, 3/15/06          1.5           3.2

TOP FIVE MARKET SECTORS AS OF  MAY 31, 1998
                                  % OF FUND'S   % OF FUND'S INVESTMENTS
                                  INVESTMENTS   IN THESE MARKET SECTORS
                                                6 MONTHS AGO

TECHNOLOGY                        22.3          30.4

FINANCE                           14.6          10.3

UTILITIES                         11.2          7.9

HEALTH                            9.4           5.1

INDUSTRIAL MACHINERY & EQUIPMENT  9.1           9.4

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF MAY 31, 1998 * AS OF NOVEMBER 30, 1997 **
ROW: 1, COL: 1, VALUE: 74.59999999999999
ROW: 1, COL: 2, VALUE: 22.4
ROW: 1, COL: 3, VALUE: 3.0
ROW: 1, COL: 4, VALUE: 0.0
CONVERTIBLE
SECURITIES 82.9%
STOCKS 14.1%
SHORT-TERM
INVESTMENTS 2.8%
NONCONVERTIBLE
BONDS 0.2%
 FOREIGN
INVESTMENTS 4.0%
CONVERTIBLE
SECURITIES 74.6%
STOCKS 22.4%
SHORT-TERM
INVESTMENTS 3.0%
NONCONVERTIBLE
BONDS 0.0%
FOREIGN
INVESTMENTS 5.8%
ROW: 1, COL: 1, VALUE: 81.90000000000001
ROW: 1, COL: 2, VALUE: 14.1
ROW: 1, COL: 3, VALUE: 2.8
ROW: 1, COL: 4, VALUE: 1.2
*
**
INVESTMENTS MAY 31, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


CONVERTIBLE BONDS - 38.9%
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
AEROSPACE & DEFENSE - 2.6%
Kellstrom Industries, Inc.:
 5 3/4%, 10/15/02 (d)  B3 $ 3,500 $ 4,148
 5 3/4%, 10/15/02   B3  1,580  1,579
Orbital Sciences, Corp.:
 5%, 10/1/02 (d)  B  12,200  19,795
 5%, 10/1/02  B  2,000  3,245
  28,767
BASIC INDUSTRIES - 0.2%
PAPER & FOREST PRODUCTS - 0.2%
Metsa Serla OY 4 3/8%, 10/15/02 (d)  -  2,000  2,173
CONSTRUCTION & REAL ESTATE - 0.1%
CONSTRUCTION - 0.1%
Emcor Group, Inc. 5 3/4%, 4/1/05  B3  1,000  973
DURABLES - 0.4%
CONSUMER ELECTRONICS - 0.4%
Sunbeam Corp. 0%, 3/25/18 (d)  -  15,000  4,538
ENERGY - 0.9%
ENERGY SERVICES - 0.7%
Pride International, Inc. 0%, 4/15/18  B2  17,500  7,350
OIL & GAS - 0.2%
Pennzoil Co. 4 3/4%,10/1/03  Baa3  2,000  2,716
TOTAL ENERGY   10,066
FINANCE - 0.6%
CREDIT & OTHER FINANCE - 0.2%
STB CayMan Capital Ltd. 1/2%, 10/1/07 (d)  Baa2 JPY 285,000  1,857
INSURANCE - 0.4%
Berkshire Hathaway, Inc. 1%, 12/2/01  Aa1  2,600  4,781
TOTAL FINANCE   6,638
CONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
HEALTH - 5.3%
DRUGS & PHARMACEUTICALS - 3.5%
Athena Neurosciences, Inc.
4 3/4%, 11/15/04 (d)  Baa3 $ 9,000 $ 10,305
Atrix Laboratories, Inc. 7%, 12/1/04 (d)  -  3,000  3,225
Aviron 5 3/4%, 4/1/05 (d)  -  11,800  12,833
Integrated Process Equipment Corp.
6 1/4%, 9/15/04 (d)  B-  4,000  3,210
Sepracor, Inc. 6 1/4%, 2/15/05 (d)  -  8,400  9,744
  39,317
MEDICAL EQUIPMENT & SUPPLIES - 1.5%
ESC Medical Systems Ltd.:
 6%, 9/1/02 (d)  Caa1  16,500  15,263
 6%, 9/1/02  Caa2  1,000  915
  16,178
MEDICAL FACILITIES MANAGEMENT - 0.3%
Res-Care, Inc. 6%, 12/1/04 (d)  B3  3,000  3,772
TOTAL HEALTH   59,267
HOLDING COMPANIES - 0.5%
Triarc Cos, Inc. 0%, 2/9/18 (d)  -  20,000  5,650
INDUSTRIAL MACHINERY & EQUIPMENT - 5.9%
ELECTRICAL EQUIPMENT - 1.1%
ANTEC Corp. 4 1/2%, 5/15/03 (d)  B2  1,000  1,050
Gilat Sattelite Networks Ltd.
6 1/2%, 6/3/04 (d)  -  3,000  3,101
Oak Industries, Inc. 4 7/8%, 3/1/08 (d)  B2  7,000  7,575
  11,726
POLLUTION CONTROL - 4.8%
Sanifill, Inc. 5%, 3/1/06  Ba2  8,730  14,928
USA Waste Services, Inc. 4%, 2/1/02  Ba2  20,000  24,450
United Waste Systems, Inc. 4 1/2%, 6/1/01  Ba3  9,200  14,628
  54,006
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   65,732
CONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
MEDIA & LEISURE - 0.7%
PUBLISHING - 0.4%
World Color Press, Inc. 6%, 10/1/07   B1 $ 4,000 $ 4,085
RESTAURANTS - 0.3%
CKE Restaurants, Inc. 4 1/4%, 3/15/04 (d)  B1  4,000  3,680
TOTAL MEDIA & LEISURE   7,765
NONDURABLES - 0.6%
HOUSEHOLD PRODUCTS - 0.6%
Alberto Culver Co. 5 1/2%, 6/30/05 (d)  -  4,100  6,837
RETAIL & WHOLESALE - 3.6%
GENERAL MERCHANDISE STORES - 2.8%
Costco Companies, Inc.:
 0%, 8/19/17 (d)  A3  3,000  2,115
 0%, 8/19/17  -  2,000  1,420
Federated Department Stores, Inc. 5%, 10/1/03  Baa3  18,000  27,641
  31,176
RETAIL & WHOLESALE, MISCELLANEOUS - 0.8%
Action Performance Companies, Inc.
4 3/4%, 4/1/05 (d)  -  5,000  4,450
Home Depot, Inc. 3 1/4%, 10/1/01  A1  1,300  2,243
Office Depot, Inc. 0%, 11/1/08  Baa3  3,500  2,568
  9,261
TOTAL RETAIL & WHOLESALE   40,437
SERVICES - 2.6%
ADT Operations, Inc. liquid yield option notes
0%, 7/6/10  Baa1  4,500  6,772
Assisted Living Concepts, Inc.
5 5/8%, 5/1/03 (d)  -  4,000  3,540
Career Horizons, Inc. 7%, 11/1/02  Ba1  3,150  9,123
Interim Services, Inc. 4 1/2%, 6/1/05  Ba3  7,000  7,184
Personnel Group of America, Inc.
5 3/4%, 7/1/04 (d)  B2  2,000  2,630
  29,249
CONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
TECHNOLOGY - 13.7%
COMPUTER SERVICES & SOFTWARE - 1.3%
HNC Software, Inc. 4 3/4%, 3/1/03  - $ 6,000 $ 6,293
Systems Software Associates, Inc. 7%, 9/15/02 - 4,100 3,423 Tecnomatix Technologies Ltd.
5 1/4%, 8/15/04 (d)  -  5,732  4,808
  14,524
COMPUTERS & OFFICE EQUIPMENT - 6.0%
Apple Computer, Inc. 6%, 6/1/01  CCC  24,500  27,103
EMC Corp.:
 3 1/4%, 3/15/02 (d)   Ba3  4,800  9,108
 3 1/4%, 3/15/02  Ba3  3,250  6,167
Hutchinson Technology, Inc.
6%, 3/15/05 (d)  -  8,100  9,112
Unisys Corp. 8 1/4%, 3/15/06   B-  4,470  16,450
  67,940
ELECTRONIC INSTRUMENTS - 1.1%
Credence Systems Corp.
5 1/4%, 9/15/02 (d)  -  16,000  12,760
ELECTRONICS - 5.3%
Brightpoint, Inc. 0%, 3/11/18 (d)  B2  18,000  7,560
Advanced Micro Devices, Inc. 6%, 5/15/05  B3  2,610  2,362
Altera Corp. 5 3/4%, 6/15/02  B2  1,500  1,989
Candescent Technologies Corp.
7%, 5/1/03 (d)  -  5,500  5,500
Micron Technology, Inc. 7%, 7/1/04  B1  9,250  8,556
Photronics, Inc. 6%, 6/1/04  B2  4,000  4,745
World Access, Inc.:
 4 1/2%, 10/1/02 (d)  CCC  13,250  13,979
 4 1/2%, 10/1/02   CCC  13,550  14,295
  58,986
TOTAL TECHNOLOGY   154,210
TRANSPORTATION - 0.7%
AIR TRANSPORTATION - 0.4%
Alaska Air Group, Inc. 6 1/2%, 6/15/05  Ba2  1,898  4,078
TRUCKING & FREIGHT - 0.3%
SPACEHAB, Inc. 8%, 10/15/07 (d)  -  3,500  3,867
TOTAL TRANSPORTATION   7,945
CONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
UTILITIES - 0.5%
CELLULAR - 0.5%
Cellular Communications International, Inc.
6%, 4/1/05 (d)  CCC $ 4,500 $ 6,075
TELEPHONE SERVICES - 0.0%
Cam-Net Communications Network, Inc.
11 1/2%, 4/4/98 (e)(f)  -  2,275  -
TOTAL UTILITIES   6,075
TOTAL CONVERTIBLE BONDS
(Cost $386,436)   436,322
COMMON STOCKS - 22.4%
 SHARES
AEROSPACE & DEFENSE - 0.6%
Alliant Techsystems, Inc. (a)  100,000  6,450
Orbital Sciences Corp. (a)  3,100  127
  6,577
BASIC INDUSTRIES - 0.8%
CHEMICALS & PLASTICS - 0.6%
Hanna Co.   82,800  1,661
Ivex Packaging Corp.   166,000  3,849
Sealed Air Corp. (a)  26,800  1,434
  6,944
IRON & STEEL - 0.0%
Carpenter Technology Corp.   3,400  180
PACKAGING & CONTAINERS - 0.2%
Tupperware Corp.   80,000  2,160
TOTAL BASIC INDUSTRIES   9,284
CONSTRUCTION & REAL ESTATE - 0.5%
BUILDING MATERIALS - 0.5%
Owens-Corning  105,300  3,949
Southdown, Inc.   20,000  1,313
  5,262
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - 2.8%
AUTOS, TIRES, & ACCESSORIES - 1.0%
Breed Technologies, Inc.   15,400 $ 294
Federal-Mogul Corp.   177,200  10,488
  10,782
CONSUMER ELECTRONICS - 0.2%
Sunbeam-Oster, Inc.   100,000  2,294
HOME FURNISHINGS - 0.3%
Furniture Brands International, Inc. (a)  112,600  3,322
TEXTILES & APPAREL - 1.3%
Fruit of the Loom, Inc. Class A (a)  402,600  14,468
TOTAL DURABLES   30,866
ENERGY - 0.9%
OIL & GAS - 0.9%
Amerada Hess Corp.   23,200  1,254
Cooper Cameron Corp. (a)  45,000  2,678
EVI Weatherford, Inc. (a)  75,000  3,792
Tosco Corp.   75,500  2,397
  10,121
FINANCE - 1.8%
BANKS - 1.6%
Banc One Corp.   129,141  7,119
Comerica, Inc.   103,500  6,805
Credit Suisse Group (Reg.)  19,000  4,173
  18,097
CREDIT & OTHER FINANCE - 0.2%
Associates First Capital Corp.   21,800  1,631
Heller Financial, Inc. Class A  4,000  112
  1,743
TOTAL FINANCE   19,840
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - 1.1%
MEDICAL EQUIPMENT & SUPPLIES - 0.4%
Arterial Vascular Engineering, Inc. (a)  13,500 $ 417
ESC Medical Systems Ltd.   50,000  1,394
Steris Corp.   30,000  1,875
Sybron International Corp. (a)  50,000  1,197
  4,883
MEDICAL FACILITIES MANAGEMENT - 0.7%
Foundation Health Systems, Inc. Class A (a)  160,900  4,898
PacifiCare Health Systems, Inc. Class A   39,100  3,152
  8,050
TOTAL HEALTH   12,933
HOLDING COMPANIES - 0.0%
Triarc Companies, Inc. Class A  33,400  814
INDUSTRIAL MACHINERY & EQUIPMENT - 2.2%
ELECTRICAL EQUIPMENT - 1.9%
Alcatel Alsthom Compagnie Generale d'Electricite
SA sponsored ADR  404,200  17,482
Alcatel Alsthom Compagnie Generale d'Electricite SA (RFD)  17,000
3,553
L-3 Communications Holdings, Inc.   500  14
  21,049
INDUSTRIAL MACHINERY & EQUIPMENT - 0.3%
Kaydon Corp.   36,600  1,443
Mettler-Toledo International, Inc.   119,400  2,269
  3,712
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   24,761
MEDIA & LEISURE - 0.2%
BROADCASTING - 0.2%
TCA Cable TV, Inc.   32,400  1,974
PRECIOUS METALS - 0.2%
Centaur Mining & Exploration Ltd. (a)  4,814,500  2,280
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - 1.0%
APPAREL STORES - 0.7%
AnnTaylor Stores Corp. (a)  270,500 $ 5,900
Baker (J.), Inc.   181,600  2,202
  8,102
DRUG STORES - 0.0%
CVS Corp.   2,200  154
RETAIL & WHOLESALE, MISCELLANEOUS - 0.3%
Best Buy Co., Inc. (a)  101,400  3,308
TOTAL RETAIL & WHOLESALE   11,564
SERVICES - 0.0%
Bright Horizons, Inc.   1,400  35
TECHNOLOGY - 7.5%
COMPUTER SERVICES & SOFTWARE - 1.9%
BEA Systems, Inc.   103,200  2,070
CompUSA, Inc. (a)  369,100  5,813
Learning Co., Inc. (The) (a)  210,000  5,985
Microsoft Corp.   35,000  2,968
New Dimension Software Ltd. (a)  33,800  946
Synopsys, Inc.   80,000  3,435
  21,217
COMPUTERS & OFFICE EQUIPMENT - 4.4%
Apple Computer, Inc. (a)  274,900  7,319
CHS Electronics, Inc. (a)  425,500  8,457
Quantum Corp. (a)  657,245  14,377
Sequent Computer Systems, Inc.   23,100  383
Unisys Corp. (a)  734,545  17,996
Wang Laboratories, Inc. warrants 7/2/01 (a)  65,000  512
  49,044
ELECTRONIC INSTRUMENTS - 0.2%
Credence Systems Corp. (a)  110,000  2,310
ELECTRONICS - 1.0%
Micron Technology, Inc. (a)  153,600  3,619
World Access, Inc. (a)  239,300  7,508
  11,127
TOTAL TECHNOLOGY   83,698
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TRANSPORTATION - 0.0%
AIR TRANSPORTATION - 0.0
Florida West Airlines, Inc. (a)  18,236 $ -
UTILITIES - 2.8%
CELLULAR - 0.3%
SkyTel Communications, Inc.   134,300  3,039
ELECTRIC UTILITY - 0.0%
KTI, Inc. (a)  10,000  225
PG&E Corp.   3,900  123
  348
TELEPHONE SERVICES - 2.5%
Cam-Net Communications Network, Inc. (a)(e)  875,935  -
Comsat Corp., Series 1  52,200  1,820
E Spire Communications, Inc. (a)  100,000  1,613
Global Telesystems Group, Inc. (a)  99,700  3,820
IXC Communications, Inc.   66,500  2,899
LCI International, Inc. (a)  52,200  1,954
U.S. LEC Corp. Class A  6,700  153
WorldCom, Inc.   343,929  15,649
  27,908
TOTAL UTILITIES   31,295
TOTAL COMMON STOCKS
(Cost $228,528)   251,304
CONVERTIBLE PREFERRED STOCKS - 35.7%
AEROSPACE & DEFENSE - 0.2%
British Aerospace PLC 7 3/4%  599,500  2,644
BASIC INDUSTRIES - 1.1%
PACKAGING & CONTAINERS - 1.1%
Owens Illinois, Inc. $2.38  233,000  12,233
CONVERTIBLE PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - 1.2%
REAL ESTATE INVESTMENT TRUSTS - 1.2%
Crescent Real Estate Equities Co. $1.6875  180,000 $ 4,455
Glenborough Realty Trust, Inc. $1.93 Class A  200,000  5,025
Vornado Realty Trust, Series A, $3.25  75,200  4,211
  13,691
ENERGY - 2.4%
OIL & GAS - 2.4%
Chesapeake Energy Corp. $3.50 (a)(d)  46,000  2,151
EVI, Inc. $2.50 (d)  30,000  1,403
Tosco Financing Trust $2.875 TOPRS (d)  409,000  23,312
  26,866
FINANCE - 12.2%
CLOSED END INVESTMENT COMPANY - 0.8%
Readers Digest Association $1.93 TRACES  340,000  9,265
CREDIT & OTHER FINANCE - 8.4%
BTI Capital Trust $3.25 (d)  130,000  6,305
CellNet Funding LLC $1.75  555,000  13,528
Dollar General Corp. $3.35 STRYPES  330,000  12,767
Federal-Mogul Financing Trust $3.50 (d)  465,000  31,155
Life Re Corp./Life Re Capital Trust II $3.96  70,000  5,128
Nextel Strypes Trust $1.05 STRYPES  554,900  12,069
Suiza Capital Trust II $2.75 TIPES (d)  185,000  8,926
Union Pacific Capital Trust $3.13 TIDES (d)  100,000  4,963
  94,841
INSURANCE - 0.3%
Philadelphia Consolidated Holding Corp.
$0.70 Income PRIDES  323,000  3,472
SAVINGS & LOANS - 1.8%
Ahmanson (H.F.) & Co., Series D, $3.00   84,800  13,292
Golden State Bancorp, Inc., Series A  71,800  6,570
  19,862
SECURITIES INDUSTRY - 0.9%
Merrill Lynch & Co, Inc. $2.3906 STRYPES  105,000  3,557
Salomon, Inc. $3.484 DECS  106,100  6,445
  10,002
TOTAL FINANCE   137,442
CONVERTIBLE PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - 3.0%
DRUGS & PHARMACEUTICALS - 0.6%
Alkermes, Inc. $3.25 (d)  140,000 $ 6,878
MEDICAL EQUIPMENT & SUPPLIES - 1.7%
Herbalife International, Inc. $2.0125 DECS  200,000  4,550
McKesson Financing Trust:
 $2.50 TOPRS (d)  94,700  10,097
 $2.50  40,000  4,265
  18,912
MEDICAL FACILITIES MANAGEMENT - 0.7%
PacifiCare Health Systems, Inc. 4%   239,000  7,394
TOTAL HEALTH   33,184
INDUSTRIAL MACHINERY & EQUIPMENT - 1.0%
ELECTRICAL EQUIPMENT - 1.0%
Loral Space & Communications Ltd.:
 Series C, $3.00 (d)  135,000  9,517
 Series C, $3.00  31,000  2,186
  11,703
MEDIA & LEISURE - 1.7%
BROADCASTING - 1.1%
Chancellor Media Corp. $3.50  18,000  2,152
TCI Pacific Communications, Inc. Class A $5.00   52,500  10,343
  12,495
ENTERTAINMENT - 0.6%
Premier Parks, Inc. $4.05 PIES  118,400  6,467
TOTAL MEDIA & LEISURE   18,962
NONDURABLES - 0.4%
FOODS - 0.4%
Dole Food Company Inc. $2.7475 ACES  95,000  4,109
RETAIL & WHOLESALE - 1.7%
APPAREL STORES - 1.7%
AnnTaylor Finance Trust $4.25 TOPRS  249,000  15,438
TJX Companies, Inc., Series E, $7.00   7,900  3,871
  19,309
CONVERTIBLE PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
SERVICES - 1.5%
PRINTING - 0.8%
Big Flower Trust I $3.00 QUIPS (d)  137,500 $ 8,602
SERVICES - 0.7%
Cendant Corp. $3.75 Income PRIDES  51,700  1,955
MedPartners, Inc. $1.44 TAPS   480,000  5,670
  7,625
TOTAL SERVICES   16,227
TECHNOLOGY - 1.1%
COMMUNICATIONS EQUIPMENT - 0.1%
Intermedia Communications, Inc., Series D, $1.75 (d) 30,000 1,508 COMPUTERS & OFFICE EQUIPMENT - 1.0%
Wang Laboratories, Inc. $3.25   206,600  10,872
TOTAL TECHNOLOGY   12,380
TRANSPORTATION - 0.3%
TRUCKING & FREIGHT - 0.3%
CNF Trust I $2.50 TECONS  60,000  3,645
UTILITIES - 7.9%
CELLULAR - 0.8%
SkyTel Communications, Inc. $2.25  150,000  5,063
AirTouch Communications, Inc. Class C $2.125  50,000  3,481
  8,544
ELECTRIC UTILITY - 2.8%
Houston Industries, Inc. $3.215 ACES  329,800  22,962
KTI, Inc., Series B, $2.1875 (d)  178,800  8,873
  31,835
GAS - 0.1%
Enron Corp., Series J, $10.50  1,100  753
TELEPHONE SERVICES - 4.2%
IXC Communications, Inc. $3.375 (d)  151,377  6,935
Enhance Financial Services Group, Inc. $7.625 DECS  244,000  13,496
US West, Inc., Series D, $2.25  157,000  12,089
CONVERTIBLE PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
TELEPHONE SERVICES - CONTINUED
WinStar Communications, Inc.:
 Series A, $1.50  75,000 $ 3,094
 Series D, $3.50 (a)(d)  220,000  11,165
  46,779
TOTAL UTILITIES   87,911
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $355,061)   400,306
CASH EQUIVALENTS - 3.0%
Taxable Central Cash Fund (b)  31,856,001  31,856
 MATURITY
 AMOUNT (000S)
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.55%, dated
5/29/98 due 6/1/98  $ 2,458  2,457
TOTAL CASH EQUIVALENTS
(Cost $34,313)   34,313
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $1,004,338)  $ 1,122,245
SECURITY TYPE ABBREVIATIONS
ACES - Automatic Common     Exchange Securities
DECS - Dividend Enhanced Convertible    Stock/Debt Exchangeable for
 Common Stock
PIES - Premium Income Equity     Securities
PRIDES - Preferred Redeemable Increased   Dividend Equity Securities
QUIPS - Quarterly Income Preferred     Securities
STRYPES - Structured Yield Product
  Exchangeable for Common Stock
TAPS - Threshold Appreciation
  Price Securities
TRACES - Trust Automatic Common    Exchange Securities
TECONS - Term Convertible Shares
TIDES - Term Income Deferred     Equity Securities
TIPES - Trust Convertible Preferred     Securities
TOPRS - Trust Originated Preferred
  Securities
CURRENCY ABBREVIATIONS
JPY - Japanese yen
LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.56%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(c) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $346,050,000 or 31.4% of net assets.
(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST (000S)
Cam-Net Communications
 Network, Inc.
 11 1/2%, 4/4/98 4/12/96 $ 1,838
Cam-Net Communications
 Network, Inc. 4/12/96 $ 684
(f) Non-income producing - issuer filed for protection under Federal Bankruptcy Code or is in default of interest payment.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 0.8% AAA, AA, A 0.2%
Baa 4.6% BBB  6.5%
Ba 8.0% BB  6.4%
B 5.5% B  10.7%
Caa 2.0% CCC  5.7%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by Moody's or S&P amounted to 9.2%. FMR has determined that unrated debt securities that are lower quality account for 9.2% of the total value of investment in securities.
INCOME TAX INFORMATION
At May 31,1998, the aggregate cost of investment securities for income tax purposes was $1,006,408,000. Net unrealized appreciation aggregated $115,837,000, of which $116,092,000 related to appreciated investment securities and $255,000 related to depreciated investment securities.
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT)                        MAY 31, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                           $ 1,122,245
AGREEMENTS OF $2,457) (COST $1,004,338) -
SEE ACCOMPANYING SCHEDULE

FOREIGN CURRENCY HELD AT VALUE (COST $61)                                           61

RECEIVABLE FOR INVESTMENTS SOLD                                                     46,343

RECEIVABLE FOR FUND SHARES SOLD                                                     1,641

DIVIDENDS RECEIVABLE                                                                1,160

INTEREST RECEIVABLE                                                                 4,435

OTHER RECEIVABLES                                                                   397

 TOTAL ASSETS                                                                       1,176,282

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                        $ 30,245

PAYABLE FOR FUND SHARES REDEEMED                                          12,962

ACCRUED MANAGEMENT FEE                                                    492

OTHER PAYABLES AND ACCRUED EXPENSES                                       342

COLLATERAL ON SECURITIES LOANED, AT VALUE                                 30,897

 TOTAL LIABILITIES                                                                  74,938

NET ASSETS                                                                         $ 1,101,344

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                    $ 905,171

UNDISTRIBUTED NET INVESTMENT INCOME                                                 4,673

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                               73,589
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                           117,911
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS, FOR 55,512 SHARES OUTSTANDING                                          $ 1,101,344

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE                                $19.84
PER SHARE ($1,101,344 (DIVIDED BY) 55,512 SHARES)



STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS                     SIX MONTHS ENDED MAY 31, 1998 (UNAUDITED)

INVESTMENT INCOME                                                         $ 8,855
DIVIDENDS

INTEREST (INCLUDING INCOME ON SECURITIES LOANED OF $126)                   10,933

 TOTAL INCOME                                                              19,788

EXPENSES

MANAGEMENT FEE                                                   $ 2,610
BASIC FEE

 PERFORMANCE ADJUSTMENT                                           (222)

TRANSFER AGENT FEES                                               1,029

ACCOUNTING AND SECURITY LENDING FEES                              241

NON-INTERESTED TRUSTEES' COMPENSATION                             3

CUSTODIAN FEES AND EXPENSES                                       14

REGISTRATION FEES                                                 49

AUDIT                                                             26

LEGAL                                                             4

INTEREST                                                          4

MISCELLANEOUS                                                     3

 TOTAL EXPENSES BEFORE REDUCTIONS                                 3,761

 EXPENSE REDUCTIONS                                               (67)     3,694

NET INVESTMENT INCOME                                                      16,094

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                            82,744

 FOREIGN CURRENCY TRANSACTIONS                                    (131)    82,613

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                            39,885

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                     4        39,889

NET GAIN (LOSS)                                                            122,502

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                           $ 138,596
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
AMOUNTS IN THOUSANDS                                     SIX MONTHS ENDED   YEAR ENDED
                                                         MAY 31, 1998       NOVEMBER 30,
                                                         (UNAUDITED)        1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ 16,094           $ 37,422
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                 82,613             112,126

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     39,889             (3,229)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          138,596            146,319
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                             (16,058)           (47,359)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                   (95,599)           (49,453)

 TOTAL DISTRIBUTIONS                                      (111,657)          (96,812)

SHARE TRANSACTIONS                                        226,184            457,041
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                            105,095            88,795

 COST OF SHARES REDEEMED                                  (286,332)          (713,412)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          44,947             (167,576)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 71,886             (118,069)

NET ASSETS

 BEGINNING OF PERIOD                                      1,029,458          1,147,527

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT   $ 1,101,344        $ 1,029,458
INCOME OF $4,673 AND $8,396, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                     11,761             24,408

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                  6,190              5,058

 REDEEMED                                                 (15,045)           (38,427)

 NET INCREASE (DECREASE)                                  2,906              (8,961)




FINANCIAL HIGHLIGHTS
                              SIX MONTHS ENDED           YEARS ENDED NOVEMBER 30,
                              MAY 31, 1998

                              (UNAUDITED)        1997     1996     1995     1994     1993
SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 19.57            $ 18.64  $ 17.66  $ 15.63  $ 17.63  $ 15.77
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT                .29 D             .64 D    .83      .79      .78      .75
 INCOME

 NET REALIZED AND              2.12              1.90     1.79     1.94     (.86)    2.24
 UNREALIZED GAIN
 (LOSS)

 TOTAL FROM INVESTMENT         2.41              2.54     2.62     2.73     (.08)    2.99
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT           (.30)             (.80)    (.74)    (.70)    (.91)    (.73)
 INCOME

 FROM NET REALIZED             (1.84)            (.81)    (.90)    -        (1.01)   (.40)
 GAIN

 TOTAL DISTRIBUTIONS           (2.14)            (1.61)   (1.64)   (.70)    (1.92)   (1.13)

NET ASSET VALUE,              $ 19.84            $ 19.57  $ 18.64  $ 17.66  $ 15.63  $ 17.63
END OF PERIOD

TOTAL RETURN B, C              14.31%            14.84%   16.02%   18.00%   (.54)%   19.94%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF            $ 1,101            $ 1,029  $ 1,148  $ 1,049  $ 903    $ 1,056
PERIOD (IN MILLIONS)

RATIO OF EXPENSES TO           .72% A            .74%     .85%     .70%     .86%     .92%
AVERAGE NET ASSETS

RATIO OF EXPENSES TO           .71% A, E         .73% E   .83% E   .70%     .85% E   .92%
AVERAGE NET ASSETS
AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT        3.08% A           3.46%    4.48%    4.59%    4.61%    4.62%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE        282% A            212%     175%     203%     318%     312%

AVERAGE COMMISSION            $ .0354            $ .0447  $ .0436
RATE F


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS
  THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN
  LOWER HAD CERTAIN EXPENSES NOT BEEN
  REDUCED DURING THE PERIODS SHOWN
  (SEE NOTE 7 OF NOTES TO FINANCIAL
  STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS
  BEEN CALCULATED BASED ON AVERAGE SHARES
  OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING
  ARRANGEMENTS WITH THIRD PARTIES WHO EITHER
  PAID OR REDUCED A PORTION OF THE FUND'S
  EXPENSES (SEE NOTE 7 OF NOTES TO FINANCIAL
  STATEMENTS).
F FOR FISCAL YEARS BEGINNING ON OR AFTER
  SEPTEMBER 1, 1995, A FUND IS REQUIRED TO
  DISCLOSE ITS AVERAGE COMMISSION RATE PER
  SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS
  ARE CHARGED. THIS AMOUNT  MAY VARY FROM PERIOD
  TO PERIOD AND FUND TO FUND DEPENDING ON THE
  MIX OF TRADES EXECUTED IN VARIOUS MARKETS
  WHERE TRADING PRACTICES AND COMMISSION RATE
  STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Convertible Securities Fund (the fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contract, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S.
dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the funds are informed of the ex-dividend date.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, market discount and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained
2. OPERATING POLICIES - CONTINUED
REPURCHASE AGREEMENTS - CONTINUED
at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the
Cash Fund) managed by Fidelity Investments Money Management, Inc., (formerly FMR Texas, Inc.) an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $1,436,784,000 and $1,439,574,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .20%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).15% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .46% of average net assets after the performance adjustment.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .20% of average net assets. ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $53,000 for the period.
5. SECURITY LENDING.
The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan.
At period end, the value of the securities loaned and the value of collateral amounted to $29,366,000 and $30,897,000, respectively.
6. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balances during the period for which loans were outstanding amounted to $7,271,000 and $5,748,000, respectively. The weighted average interest rate was 5.81%.
7. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $59,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $4,000 and $4,000, respectively, under these arrangements. INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Richard A. Spillane, Jr., Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
* INDEPENDENT TRUSTEES
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH AND INCOME FUNDS
Balanced Fund
Convertible Securities Fund
Equity-Income Fund
Equity-Income II Fund
Fidelity Fund
Global Balanced Fund
Growth & Income Portfolio
Puritan(registered trademark) Fund
Real Estate Investment Portfolio
Utilities Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress (registered trademark)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)FIDELITY

EQUITY-INCOME II
FUND
SEMIANNUAL REPORT
MAY 31, 1998
CONTENTS


PRESIDENT'S MESSAGE   3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE           4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK             6   THE MANAGER'S REVIEW OF FUND
                          PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES    9   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                          INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS           10  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                          WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS  20  STATEMENTS OF ASSETS AND LIABILITIES,
                          OPERATIONS, AND CHANGES IN NET ASSETS,
                          AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                 24  NOTES TO THE FINANCIAL STATEMENTS.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
While low interest rates and subdued inflation provided support for stock and bond markets in the U.S. during the first five months of 1998, concerns about continuing economic and political difficulties in Asia colored their performance. The stock market reached record heights due to stronger-than-expected corporate earnings, but retreated at times when concerns surfaced about how the Asian volatility would affect business prospects. The bond market benefited from these retreats, as investors sought alternatives offering lower volatility.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1998      PAST 6  PAST 1  PAST 5   LIFE OF
                                MONTHS  YEAR    YEARS    FUND

FIDELITY EQUITY-INCOME II       15.61%  28.75%  137.82%  379.22%

S&P 500 (REGISTERED TRADEMARK)  15.06%  30.69%  172.18%  315.85%

EQUITY INCOME FUNDS AVERAGE     11.02%  24.65%  125.73%  N/A

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on August 21, 1990. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the equity income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 221 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1998        PAST 1  PAST 5  LIFE OF
                                  YEAR    YEARS   FUND

FIDELITY EQUITY-INCOME II         28.75%  18.92%  22.31%

S&P 500                           30.69%  22.17%  20.10%

EQUITY INCOME FUNDS AVERAGE       24.65%  17.56%  N/A

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND
             Equity-Income II            S&P 500
             00319                       SP001
  1990/08/21      10000.00                    10000.00
  1990/08/31      10090.00                    10035.72
  1990/09/30       9790.00                     9546.98
  1990/10/31       9790.00                     9505.93
  1990/11/30      10180.00                    10120.01
  1990/12/31      10451.06                    10402.36
  1991/01/31      10954.00                    10855.90
  1991/02/28      11929.70                    11632.10
  1991/03/31      12424.99                    11913.60
  1991/04/30      12770.41                    11942.19
  1991/05/31      13420.62                    12458.09
  1991/06/30      13105.67                    11887.51
  1991/07/31      13833.74                    12441.47
  1991/08/31      14361.43                    12736.33
  1991/09/30      14456.53                    12523.64
  1991/10/31      14904.71                    12691.45
  1991/11/30      14456.53                    12179.99
  1991/12/31      15320.99                    13573.38
  1992/01/31      15754.68                    13320.91
  1992/02/29      16262.56                    13494.08
  1992/03/31      16199.86                    13230.95
  1992/04/30      16550.87                    13619.94
  1992/05/31      16731.70                    13686.68
  1992/06/30      16626.27                    13482.75
  1992/07/31      17139.50                    14034.19
  1992/08/31      16786.65                    13746.49
  1992/09/30      17001.04                    13908.70
  1992/10/31      17140.75                    13957.38
  1992/11/30      17807.03                    14433.32
  1992/12/31      18240.51                    14610.85
  1993/01/31      18739.36                    14733.59
  1993/02/28      19071.82                    14933.96
  1993/03/31      19793.85                    15249.07
  1993/04/30      19849.55                    14880.04
  1993/05/31      20150.30                    15278.83
  1993/06/30      20341.51                    15323.14
  1993/07/31      20543.02                    15261.84
  1993/08/31      21214.73                    15840.27
  1993/09/30      21136.47                    15718.30
  1993/10/31      21530.18                    16043.67
  1993/11/30      21203.96                    15891.25
  1993/12/31      21685.43                    16083.53
  1994/01/31      22723.07                    16630.37
  1994/02/28      22286.55                    16179.69
  1994/03/31      21374.40                    15474.26
  1994/04/30      21955.29                    15672.33
  1994/05/31      22216.10                    15929.35
  1994/06/30      22047.50                    15539.08
  1994/07/31      22643.38                    16048.77
  1994/08/31      23418.02                    16706.77
  1994/09/30      22879.58                    16297.45
  1994/10/31      23274.88                    16664.14
  1994/11/30      22244.70                    16057.23
  1994/12/31      22370.95                    16295.36
  1995/01/31      22345.60                    16717.90
  1995/02/28      23154.03                    17369.40
  1995/03/31      23916.45                    17881.97
  1995/04/30      24475.31                    18408.59
  1995/05/31      25046.86                    19144.39
  1995/06/30      25390.89                    19589.11
  1995/07/31      26386.61                    20238.68
  1995/08/31      26527.03                    20289.48
  1995/09/30      27125.59                    21145.70
  1995/10/31      26317.59                    21070.21
  1995/11/30      27612.95                    21995.19
  1995/12/31      28274.79                    22418.82
  1996/01/31      29056.25                    23181.96
  1996/02/29      29427.41                    23396.85
  1996/03/31      30226.90                    23622.16
  1996/04/30      30706.27                    23970.35
  1996/05/31      30999.21                    24588.55
  1996/06/30      30759.08                    24682.23
  1996/07/31      29714.58                    23591.77
  1996/08/31      30397.52                    24089.32
  1996/09/30      31443.22                    25445.07
  1996/10/31      32022.26                    26146.84
  1996/11/30      33894.04                    28123.28
  1996/12/31      33564.33                    27566.16
  1997/01/31      34714.35                    29288.50
  1997/02/28      35041.04                    29518.12
  1997/03/31      33624.26                    28305.22
  1997/04/30      35208.43                    29995.04
  1997/05/31      37220.75                    31821.14
  1997/06/30      38981.23                    33246.72
  1997/07/31      41547.49                    35892.17
  1997/08/31      39153.27                    33881.49
  1997/09/30      41322.15                    35737.18
  1997/10/31      40012.85                    34543.55
  1997/11/30      41451.65                    36142.58
  1997/12/31      42684.77                    36763.14
  1998/01/31      42875.18                    37169.74
  1998/02/28      45524.77                    39850.43
  1998/03/31      48002.14                    41891.17
  1998/04/30      48114.83                    42312.59
  1998/05/29      47921.66                    41585.24
IMATRL PRASUN   SHR__CHT 19980531 19980605 150407 R00000000000097
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Equity-Income II Fund on August 21, 1990, when the fund started. As the chart shows, by May 31, 1998, the value of the investment would have grown to $47,922 - a 379.22% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $41,585 - a 315.85% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Although renewed concerns about
economic difficulties in Asia late
in the period tempered the rapid
growth of U.S. equity markets, the
Standard & Poor's 500 Index - a
measure of the U.S. stock market
- still managed to return 15.06%
during the six months that ended
May 31, 1998. As feared, some
U.S. corporations with business
exposure to Asia did report
disappointing earnings and their
stocks were harshly punished.
However, investors seemed to
adopt a new attitude - one that
overlooked short-term troubles
and focused on longer-term
growth - helping many of these
stocks to rebound quickly. In
addition, the continued strength of
the U.S. economy, combined with
low interest rates and low inflation,
seemed to buoy the stock market
for much of the period. The
upward climb of the stock market
stagnated in mid- and late May
when investors were inundated
with worrisome news about the
stability of Asian markets.
Specifically, the president of
Indonesia resigned amidst civil
strife and a battle over nuclear
testing erupted between Pakistan
and India. Concerns about falling
demand for U.S. exports
particularly hurt technology
companies, especially during the
intensified investigation of
Microsoft by the Justice
Department in May. As a result of
concerns about these tumultuous
events and their potential impact
on the U.S. economy, the Dow
Jones Industrial Average produced
a negative return in May for the first
time in 1998 - although the Dow
was still up 13.29% for the first five
months of 1998.
An interview with Bettina Doulton, Portfolio Manager of Fidelity Equity-Income II Fund
Q. HOW DID THE FUND PERFORM, BETTINA?
A. For the six months that ended May 31, 1998, the fund's total return was 15.61%. By comparison, the equity income funds average tracked by Lipper Analytical Services returned 11.02% and the Standard & Poor's 500 Index returned 15.06% during the same period. For the 12 months that ended May 31, 1998, the fund returned 28.75%, while the Lipper peer group returned 24.65% and the S&P 500 returned 30.69%.
Q. WHY DID THE FUND OUTPACE BOTH THE LIPPER PEER GROUP AND THE S&P 500 DURING THE SIX-MONTH PERIOD?
A. The fund's performance was attributable both to good stock selection and industry allocation. Specifically, many of the fund's larger holdings performed well - notably Unilever, American Home Products and Wal-Mart. In addition, the fund's performance was boosted by its overweighted positions - relative to the Lipper group or the S&P 500 - in a few top-performing industry groups, including pharmaceuticals and finance.
Q. WHAT ATTRACTED YOU TO PHARMACEUTICAL STOCKS?
A. Favorable demographic trends, strong product pipelines, international expansion opportunities and superior returns contributed to the generally attractive business prospects of the larger-capitalization pharmaceutical companies. Excitement on the product side and hopes for industry consolidation drove this sector's outperformance during the period. Of note, the fund held a large position in American Home Products, which was the subject of merger discussions with SmithKline Beecham in early 1998 - causing its stock to soar. Although these negotiations fell apart, American Home Products' shares did not give up much ground. Participating in the drug group's rally, Schering-Plough was another positive contributor.
Q. WHAT ABOUT FINANCIALS? WHAT WAS THEIR DRAW?
A. Broadly, the finance sector remained the largest portion of the fund's investments because I was continually attracted to the individual investment stories offered there - a combination of strong business fundamentals, earnings-growth prospects and relatively cheap valuations. The environment for financial services companies remained positive during the period, characterized by low inflation, a favorable interest-rate backdrop, robust capital markets and improving demographics as Baby Boomers focused on saving for retirement. Looking at specific holdings within the finance sector, Citicorp was a positive contributor since a merger with Travelers was announced - raising investors' appreciation of its global franchise - and as investor concerns about the Asian crisis eased. Chase Manhattan also performed well because the company's management team emphasized cost and capital discipline as a means of enhancing returns and shareholder value.
Q. LET'S TALK SOME MORE ABOUT THE INDIVIDUAL STOCKS THAT HELPED
PERFORMANCE . . .
A. As I mentioned earlier, Unilever and Wal-Mart helped the fund's performance. For Unilever, a consumer nondurables company, its restructuring continued to bear fruit, resulting in sales-growth acceleration and operating-margin expansion. Wal-Mart enjoyed a terrific productivity loop - meaning better business execution drove accelerated sales, which in turn improved operating efficiency and so on. Tyco International was another large holding that performed well recently. Through a series of acquisitions, Tyco's management team has successfully transformed the company so that its sustainable growth rate has risen and its economic sensitivity has been reduced.
Q. WHICH STOCKS DETRACTED FROM PERFORMANCE?
A. Tobacco stocks - particularly Philip Morris - performed poorly as litigation against the companies intensified and Congress squeezed them for larger settlements. British Petroleum suffered from the declining price of oil caused by the Asian crisis. In addition, Union Pacific's stock slipped as the company faced integration problems related to its Santa Fe acquisition.
Q. WHAT'S YOUR OUTLOOK?
A. Although the stock market has already had a terrific run, I'm still relatively optimistic about the opportunity to find good companies that are well-positioned through new products, mergers, globalization or restructuring efforts. Many market observers say that corporate earnings growth is slowing, but I think strong individual stories still exist. With continuing uncertainty in the emerging markets, the U.S. market could be bolstered as investors seek a safe haven.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

BETTINA DOULTON ON THE RECENT
MERGER MANIA IN THE
MARKET:
"The merger and acquisition
activity that we have seen so far in
1998 is nothing less than
spectacular, both in its pace and
the size of the deals. Nearly every
industry seems to be consolidating.
Daimler-Benz and Chrysler are
merging in the auto industry; SBC
Communications and Ameritech in
the telecommunications industry;
and American Home Products and
Monsanto in the
pharmaceuticals/life sciences
group. In the finance sector,
several large mergers have been
announced, including BankOne and
First Chicago, Nationsbank and
BankAmerica, and Travelers and
Citicorp.
"While the strategic rationales vary
deal by deal, geographic expansion
and globalization, franchise
strengthening, scale advantages or
slowing stand-alone growth rates
appear to be at the heart of most
mergers or acquisitions.
"The implication of these
mega-mergers should not be
underestimated. First, the
competitive landscape of several
industries could be altered.
Second, the character of the S&P
500 may be altered as combinations
of already-large companies
consolidate and thus become a
larger percentage of the index."
FUND FACTS
GOAL: reasonable income; the
fund also considers the
potential for capital
appreciation
FUND NUMBER: 319
TRADING SYMBOL: FEQTX
START DATE: August 21, 1990
SIZE: as of May 31, 1998,
more than $18.4 billion
MANAGER: Bettina Doulton,
since 1996; manager, Fidelity
Puritan Fund, since 1996;
joined Fidelity in 1986
(checkmark)
INVESTMENT CHANGES


TOP TEN STOCKS AS OF MAY 31, 1998
                              % OF FUND'S   % OF FUND'S INVESTMENTS
                              INVESTMENTS   IN THESE STOCKS
                                            6 MONTHS AGO

CITICORP                      4.8           3.9

GENERAL ELECTRIC CO.          4.5           4.3

AMERICAN EXPRESS CO.          3.4           3.8

AMERICAN HOME PRODUCTS CORP.  3.3           2.4

BRISTOL-MYERS SQUIBB CO.      2.4           3.0

TIME WARNER, INC.             2.1           1.1

UNILEVER NV (NY SHARES)       2.1           1.6

MERCK & CO., INC.             2.1           0.5

AT&T CORP.                    2.0           0.8

BRITISH PETROLEUM PLC ADR     2.0           2.2

TOP FIVE MARKET SECTORS AS OF MAY 31, 1998
                                  % OF FUND'S   % OF FUND'S INVESTMENTS
                                  INVESTMENTS   IN THESE MARKET SECTORS
                                                6 MONTHS AGO

FINANCE                           27.3          25.9

HEALTH                            11.0          11.0

ENERGY                            9.7           10.0

INDUSTRIAL MACHINERY & EQUIPMENT  8.7           7.9

NONDURABLES                       8.3           10.9

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF MAY 31, 1998 * AS OF NOVEMBER 30, 1997 **
ROW: 1, COL: 1, VALUE: 2.9
ROW: 1, COL: 2, VALUE: 2.3
ROW: 1, COL: 3, VALUE: 1.3
ROW: 1, COL: 4, VALUE: 94.0
STOCKS 90.8%
BONDS 0.4%
CONVERTIBLE
SECURITIES 1.5%
SHORT-TERM
INVESTMENTS 7.3%
FOREIGN
INVESTMENTS 9.6%
STOCKS 96.0%
BONDS 0.2%
CONVERTIBLE
SECURITIES 1.4%
SHORT-TERM
INVESTMENTS 2.4%
FOREIGN
INVESTMENTS 8.7%
ROW: 1, COL: 1, VALUE: 6.3
ROW: 1, COL: 2, VALUE: 2.5
ROW: 1, COL: 3, VALUE: 1.5
ROW: 1, COL: 4, VALUE: 89.8
*
**
INVESTMENTS MAY 31, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 96.0%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 3.5%
AEROSPACE & DEFENSE - 2.9%
AlliedSignal, Inc.   3,847,000 $ 164,459
Gulfstream Aerospace Corp. (a)  1,182,000  50,235
Lockheed Martin Corp.   1,915,054  214,965
Textron, Inc.   888,600  65,923
United Technologies Corp.   437,200  41,097
  536,679
DEFENSE ELECTRONICS - 0.6%
Raytheon Co.:
 Class A  310,100  16,532
 Class B  1,710,500  93,543
  110,075
SHIP BUILDING & REPAIR - 0.0%
General Dynamics Corp.   68,800  3,057
TOTAL AEROSPACE & DEFENSE   649,811
BASIC INDUSTRIES - 1.4%
CHEMICALS & PLASTICS - 0.7%
Air Products & Chemicals, Inc.   166,100  14,451
du Pont (E.I.) de Nemours & Co.   877,900  67,598
IMC Global, Inc.   58,400  1,898
Monsanto Co.   543,900  30,118
Union Carbide Corp.   118,900  5,938
  120,003
METALS & MINING - 0.4%
Aluminum Co. of America  1,008,700  69,978
PAPER & FOREST PRODUCTS - 0.3%
Georgia-Pacific Corp.   81,200  5,212
Kimberly-Clark Corp.   1,188,900  58,925
  64,137
TOTAL BASIC INDUSTRIES   254,118
CONSTRUCTION & REAL ESTATE - 1.5%
BUILDING MATERIALS - 0.9%
Masco Corp.   2,792,400  157,072
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - CONTINUED
REAL ESTATE INVESTMENT TRUSTS - 0.6%
Apartment Investment & Management Co. Class A  77,900 $ 3,038
Boston Properties, Inc.   106,400  3,617
Equity Office Properties Trust  1,116,683  30,709
Equity Residential Properties Trust (SBI)  487,300  23,847
Mack-Cali Realty Corp.   108,600  3,910
Patriot American Hospitality, Inc.  600,009  14,363
Public Storage, Inc.   73,500  2,205
Simon Debartolo Group, Inc.   171,200  5,714
Starwood Hotels & Resorts  618,000  29,162
  116,565
TOTAL CONSTRUCTION & REAL ESTATE   273,637
DURABLES - 1.3%
AUTOS, TIRES, & ACCESSORIES - 1.1%
Ford Motor Co.   3,234,100  167,769
General Motors Corp.   33,900  2,438
Goodyear Tire & Rubber Co.   501,700  36,060
  206,267
CONSUMER DURABLES - 0.2%
Minnesota Mining & Manufacturing Co.   466,600  43,219
TOTAL DURABLES   249,486
ENERGY - 9.7%
OIL & GAS - 9.7%
Amoco Corp.   1,632,900  68,276
Atlantic Richfield Co.   957,200  75,499
British Petroleum PLC:
 Ord.   2  -
 ADR  4,187,961  371,158
Burlington Resources, Inc.   1,513,600  63,761
Chevron Corp.   1,061,400  84,779
Coastal Corp. (The)  888,100  62,611
Exxon Corp.   2,370,200  167,099
Mobil Corp.   435,900  34,000
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Occidental Petroleum Corp.   224,000 $ 6,188
Royal Dutch Petroleum Co.   4,586,500  257,131
Texaco, Inc.   3,473,500  200,595
Total SA Class B  2,067,649  256,471
USX-Marathon Group  4,032,400  141,134
  1,788,702
FINANCE - 27.1%
BANKS - 12.7%
Banc One Corp.   3,469,710  191,268
Bank of New York Co., Inc.   5,784,928  353,604
BankBoston Corp.   793,300  83,594
BankAmerica Corp.   2,347,700  194,125
Chase Manhattan Corp.  2,575,200  350,066
Citicorp  5,947,800  886,966
Credit Suisse Group  300,000  65,887
NationsBank Corp.  783,000  59,312
U.S. Bancorp  2,712,300  106,119
Wells Fargo & Co.   169,300  61,202
  2,352,143
CREDIT & OTHER FINANCE - 5.3%
American Express Co.   6,156,212  631,782
Associates First Capital Corp.   1,803,231  134,904
Beneficial Corp.   477,700  64,012
First Chicago NBD Corp.   565,000  49,402
Household International, Inc.   740,900  100,253
  980,353
FEDERAL SPONSORED CREDIT - 2.6%
Freddie Mac  3,428,500  155,997
Fannie Mae  5,353,300  320,529
  476,526
INSURANCE - 4.4%
Allstate Corp.   2,718,400  255,869
American International Group, Inc.   713,900  88,390
Hartford Financial Services Group, Inc.   1,878,600  206,764
MBIA, Inc.   1,902,500  141,855
MGIC Investment Corp.   722,000  43,275
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
INSURANCE - CONTINUED
Progressive Corp.  191,100 $ 26,348
St. Paul Companies, Inc. (The)  1,282,600  56,915
  819,416
SAVINGS & LOANS - 0.7%
Washington Mutual, Inc.   1,948,970  137,646
SECURITIES INDUSTRY - 1.4%
Morgan Stanley, Dean Witter, Discover and Co. 1,046,400 81,684 Travelers Group, Inc. (The) 2,923,571 178,338
  260,022
TOTAL FINANCE   5,026,106
HEALTH - 10.9%
DRUGS & PHARMACEUTICALS - 8.7%
American Home Products Corp.   12,467,100  602,317
Bristol-Myers Squibb Co.   4,096,100  440,331
Lilly (Eli) & Co.   1,024,400  62,936
Merck & Co., Inc.   3,260,100  381,635
Schering-Plough Corp.   1,529,150  127,971
  1,615,190
MEDICAL EQUIPMENT & SUPPLIES - 1.5%
Baxter International, Inc.   2,091,700  119,619
Becton, Dickinson & Co.   138,200  9,778
Johnson & Johnson  2,205,900  152,345
  281,742
MEDICAL FACILITIES MANAGEMENT - 0.7%
Columbia/HCA Healthcare Corp.   1,610,000  52,627
Tenet Healthcare Corp. (a)   2,029,300  71,026
  123,653
TOTAL HEALTH   2,020,585
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - 8.7%
ELECTRICAL EQUIPMENT - 5.7%
Alcatel Alsthom Compagnie Generale d'Electricite
SA sponsored ADR  718,600 $ 31,079
Emerson Electric Co.   1,637,400  99,472
General Electric Co.   9,958,200  830,265
Honeywell, Inc.   1,095,600  91,962
  1,052,778
INDUSTRIAL MACHINERY & EQUIPMENT - 2.9%
Cooper Industries, Inc.   1,685,438  108,500
Ingersoll-Rand Co.   1,736,100  78,233
Stanley Works  2,005,300  95,252
Tyco International Ltd.  4,733,338  262,109
  544,094
POLLUTION CONTROL - 0.1%
USA Waste Services, Inc. (a)   273,900  12,925
Waste Management, Inc.  106,800  3,471
  16,396
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   1,613,268
MEDIA & LEISURE - 2.9%
BROADCASTING - 2.1%
Time Warner, Inc.   5,074,282  394,843
PUBLISHING - 0.3%
Times Mirror Co. Class A  830,100  53,126
RESTAURANTS - 0.5%
McDonald's Corp.   1,529,400  100,367
TOTAL MEDIA & LEISURE   548,336
NONDURABLES - 8.3%
BEVERAGES - 0.4%
Anheuser-Busch Companies, Inc.   267,800  12,302
PepsiCo, Inc.   1,431,800  58,435
  70,737
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - CONTINUED
FOODS - 1.7%
Campbell Soup Co.   276,200 $ 15,053
Dean Foods Co.   143,800  7,082
Flowers Industries, Inc.   785,500  16,201
Heinz (H.J.) Co.   1,649,400  87,522
Quaker Oats Co.   251,200  14,491
Ralston Purina Co.   504,300  56,135
Sara Lee Corp.   2,133,200  125,592
  322,076
HOUSEHOLD PRODUCTS - 4.3%
Avon Products, Inc.   475,700  38,918
Procter & Gamble Co.   1,972,800  165,592
Unilever PLC  17,288,800  189,574
Unilever NV:
 Ord.  200,000  15,870
 (NY shares)  4,837,100  381,828
  791,782
TOBACCO - 1.9%
Philip Morris Companies, Inc.   9,290,500  347,232
TOTAL NONDURABLES   1,531,827
RETAIL & WHOLESALE - 5.2%
APPAREL STORES - 0.4%
Payless ShoeSource, Inc. (a)   1,024,808  71,800
DRUG STORES - 0.5%
Rite Aid Corp.   2,749,200  98,456
GENERAL MERCHANDISE STORES - 4.3%
Dayton Hudson Corp.   1,436,900  66,636
Federated Department Stores, Inc. (a)  3,881,100  201,090
Nordstrom, Inc.   554,200  39,937
Penney (J.C.) Co., Inc.   2,025,600  145,463
Wal-Mart Stores, Inc.   6,145,500  339,155
  792,281
TOTAL RETAIL & WHOLESALE   962,537
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
SERVICES - 1.2%
LEASING & RENTAL - 0.4%
Ryder Systems, Inc.   1,931,700 $ 65,799
PRINTING - 0.6%
Donnelley (R.R.) & Sons Co.   2,486,300  111,884
SERVICES - 0.2%
Service Corp. International  444,600  18,173
ServiceMaster Co.   608,800  20,128
  38,301
TOTAL SERVICES   215,984
TECHNOLOGY - 5.2%
COMPUTERS & OFFICE EQUIPMENT - 4.0%
Diebold, Inc.   461,800  13,508
International Business Machines Corp.   2,230,300  261,781
Pitney Bowes, Inc.   5,526,800  259,760
Xerox Corp.   2,055,400  211,192
  746,241
ELECTRONICS - 0.9%
Intel Corp.   500,000  35,718
Motorola, Inc.   1,693,200  89,634
Texas Instruments, Inc.   819,700  42,112
  167,464
PHOTOGRAPHIC EQUIPMENT - 0.3%
Eastman Kodak Co.   634,700  45,302
TOTAL TECHNOLOGY   959,007
TRANSPORTATION - 1.0%
RAILROADS - 1.0%
Burlington Northern Santa Fe Corp.   688,700  68,526
CSX Corp.   1,459,700  69,518
Union Pacific Corp.   1,086,500  52,559
  190,603
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - 8.1%
ELECTRIC UTILITY - 1.1%
American Electric Power Co., Inc.   682,800 $ 30,982
CMS Energy Corp.   1,632,300  71,107
Duke Energy Corp.   1,364,400  78,624
Entergy Corp.  32,200  847
PG&E Corp.   855,400  26,945
  208,505
GAS - 0.1%
Enron Corp.   465,200  23,318
TELEPHONE SERVICES - 6.9%
AT&T Corp.   6,108,500  371,855
ALLTEL Corp.   1,742,400  68,716
Ameritech Corp.  3,236,600  137,353
Bell Atlantic Corp.   3,648  334
BellSouth Corp.   597,000  38,507
Frontier Corp.   554,400  16,875
GTE Corp.   3,004,800  175,217
MCI Communications Corp.   2,132,900  114,044
SBC Communications, Inc.   5,787,500  224,989
Sprint Corp.   727,700  52,212
Tele Danmark AS Class B  372,600  34,821
WorldCom, Inc. (a)   650,000  29,575
  1,264,498
TOTAL UTILITIES   1,496,321
TOTAL COMMON STOCKS
(Cost $12,364,131)   17,780,328
CONVERTIBLE PREFERRED STOCKS - 0.2%
FINANCE - 0.2%
CREDIT & OTHER FINANCE - 0.2%
Union Pacific Capital Trust $3.13 TIDES (d)
(Cost $32,325)  644,000  31,959
CORPORATE BONDS - 1.4%
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
CONVERTIBLE BONDS - 1.2%
RETAIL & WHOLESALE - 0.4%
GENERAL MERCHANDISE STORES - 0.4%
Federated Department Stores, Inc.
5%, 10/1/03  Baa3 $ 43,100 $ 66,185
SERVICES - 0.7%
ADT Operations, Inc. liquid yield option notes
0%, 7/6/10  Baa1  87,940  132,341
TECHNOLOGY - 0.1%
COMPUTERS & OFFICE EQUIPMENT - 0.1%
Unisys Corp. 8 1/4%, 3/15/06  B-  4,000  14,720
TOTAL CONVERTIBLE BONDS   213,246
NONCONVERTIBLE BONDS - 0.2%
CONSTRUCTION & REAL ESTATE - 0.1%
BUILDING MATERIALS - 0.1%
American Standard, Inc. 0%, 6/1/05 (c)  B1  15,000  15,694
FINANCE - 0.0%
ASSET BACKED SECURITIES - 0.0%
Airplanes Pass Through Trust Class D
10 7/8%, 3/15/19   Ba2  12,610  13,871
HEALTH - 0.1%
MEDICAL FACILITIES MANAGEMENT - 0.1%
Tenet Healthcare Corp.:
 8 5/8%, 12/1/03  Ba1  7,480  7,873
 8%, 1/15/05  Ba1  5,560  5,699
 8 5/8%, 1/15/07  Ba3  490  502
  14,074
TOTAL NONCONVERTIBLE BONDS   43,639
TOTAL CORPORATE BONDS
(Cost $149,386)   256,885
CASH EQUIVALENTS - 2.4%
 SHARES VALUE (NOTE 1)
  (000S)
Taxable Central Cash Fund (b)
(Cost $450,866)    450,866,158 $ 450,866
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $12,996,708)  $ 18,520,038
SECURITY TYPE ABBREVIATIONS
TIDES - Term Income Deferred Equity
  Securities
LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.56%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $31,959,000 or 0.2% of net assets.
(e) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
INCOME TAX INFORMATION
At May 31, 1998, the aggregate cost of investment securities for income tax purposes was $12,998,690,000. Net unrealized appreciation aggregated $5,521,348,000 of which $5,646,882,000 related to appreciated investment securities and $125,534,000 related to depreciated investment securities.
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT)                           MAY 31, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $12,996,708) -                             $ 18,520,038
SEE ACCOMPANYING SCHEDULE

CASH                                                                                 420

RECEIVABLE FOR INVESTMENTS SOLD                                                      78,465

RECEIVABLE FOR FUND SHARES SOLD                                                      14,282

DIVIDENDS RECEIVABLE                                                                 34,328

INTEREST RECEIVABLE                                                                  3,199

OTHER RECEIVABLES                                                                    295

 TOTAL ASSETS                                                                        18,651,027

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                        $ 116,460

PAYABLE FOR FUND SHARES REDEEMED                                          26,017

ACCRUED MANAGEMENT FEE                                                    7,621

OTHER PAYABLES AND ACCRUED EXPENSES                                       2,725

 TOTAL LIABILITIES                                                                   152,823

NET ASSETS                                                                          $ 18,498,204

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                     $ 11,824,097

UNDISTRIBUTED NET INVESTMENT INCOME                                                  47,205

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                                1,103,627
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                            5,523,275
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS, FOR 621,424 SHARES OUTSTANDING                                          $ 18,498,204

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE                                 $29.77
PER SHARE ($18,498,204 (DIVIDED BY) 621,424 SHARES)



STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS                         SIX MONTHS ENDED MAY 31, 1998 (UNAUDITED)

INVESTMENT INCOME                                                            $ 156,253
DIVIDENDS

INTEREST                                                                      19,657

 TOTAL INCOME                                                                 175,910

EXPENSES

MANAGEMENT FEE                                                   $ 43,715

TRANSFER AGENT FEES                                               15,390

ACCOUNTING FEES AND EXPENSES                                      422

NON-INTERESTED TRUSTEES' COMPENSATION                             62

CUSTODIAN FEES AND EXPENSES                                       193

REGISTRATION FEES                                                 85

AUDIT                                                             57

LEGAL                                                             57

INTEREST                                                          6

MISCELLANEOUS                                                     34

 TOTAL EXPENSES BEFORE REDUCTIONS                                 60,021

 EXPENSE REDUCTIONS                                               (1,470)     58,551

NET INVESTMENT INCOME                                                         117,359

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                            1,114,303

 FOREIGN CURRENCY TRANSACTIONS                                    (2)         1,114,301

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                            1,305,934

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                     (43)        1,305,891

NET GAIN (LOSS)                                                               2,420,192

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                              $ 2,537,551
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
AMOUNTS IN THOUSANDS                                     SIX MONTHS ENDED  YEAR ENDED
                                                         MAY 31, 1998      NOVEMBER 30,
                                                         (UNAUDITED)       1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ 117,359         $ 251,924
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                 1,114,301         1,914,279

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     1,305,891         1,038,158

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          2,537,551         3,204,361
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                             (95,633)          (297,983)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                   (1,714,017)       (715,007)

 TOTAL DISTRIBUTIONS                                      (1,809,650)       (1,012,990)

SHARE TRANSACTIONS                                        1,369,127         2,859,865
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                            1,754,871         980,564

 COST OF SHARES REDEEMED                                  (2,004,077)       (4,977,444)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          1,119,921         (1,137,015)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 1,847,822         1,054,356

NET ASSETS

 BEGINNING OF PERIOD                                      16,650,382        15,596,026

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT   $ 18,498,204      $ 16,650,382
INCOME OF $47,205 AND $25,479, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                     47,772            110,027

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                  66,182            40,102

 REDEEMED                                                 (70,430)          (191,956)

 NET INCREASE (DECREASE)                                  43,524            (41,827)




FINANCIAL HIGHLIGHTS
                              SIX MONTHS ENDED          YEARS ENDED NOVEMBER 30,
                              MAY 31, 1998

                             (UNAUDITED)       1997      1996      1995      1994     1993
SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 28.81          $ 25.17   $ 21.53   $ 18.57   $ 18.85  $ 16.57
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME         .19 D           .42 D     .48       .42       .37      .44

 NET REALIZED AND              3.87            4.87      4.23      3.80      .53      2.62
 UNREALIZED GAIN
 (LOSS)

 TOTAL FROM INVESTMENT         4.06            5.29      4.71      4.22      .90      3.06
 OPERATIONS



LESS DISTRIBUTIONS             (.16)          (.49)     (.43)     (.40)     (.47)    (.41)
FROM NET INVESTMENT
 INCOME

 FROM NET REALIZED             (2.94)         (1.16)    (.64)     (.86)     (.71)    (.37)
 GAIN

 TOTAL DISTRIBUTIONS           (3.10)         (1.65)    (1.07)    (1.26)    (1.18)   (.78)

NET ASSET VALUE, END          $ 29.77         $ 28.81   $ 25.17   $ 21.53   $ 18.57  $ 18.85
OF PERIOD

TOTAL RETURN B, C              15.61%         22.30%    22.75%    24.13%    4.91%    19.08%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF            $ 18,498        $ 16,650  $ 15,596  $ 11,553  $ 7,605  $ 4,815
PERIOD (IN MILLIONS)

RATIO OF EXPENSES TO           .69% A         .70%      .73%      .76%      .83%     .89%
AVERAGE NET ASSETS

RATIO OF EXPENSES TO           .67% A, E      .68% E    .72% E    .75% E    .81% E   .88% E
AVERAGE NET ASSETS
AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT        1.34% A        1.58%     2.13%     2.37%     2.36%    2.69%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE        59% A          77%       46%       45%       75%      55%

AVERAGE COMMISSION            $ .0443         $ .0421   $ .0397
RATE F


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS
  THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN
  LOWER HAD CERTAIN EXPENSES NOT BEEN
  REDUCED DURING THE PERIODS SHOWN
  (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS
  BEEN CALCULATED BASED ON AVERAGE SHARES
  OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING
  ARRANGEMENTS WITH THIRD PARTIES WHO EITHER
  PAID OR REDUCED A PORTION OF THE FUND'S
  EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL
  STATEMENTS).
F FOR FISCAL YEARS BEGINNING ON OR AFTER
  SEPTEMBER 1, 1995, A FUND IS REQUIRED TO
  DISCLOSE ITS AVERAGE COMMISSION RATE PER
  SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS
  ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD
  TO PERIOD AND FUND TO FUND DEPENDING ON THE
  MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE
  TRADING PRACTICES AND COMMISSION RATE STRUCTURES
  MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Equity-Income II Fund (the fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Under the Plan, deferred amounts are treated as though equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds, including shares of the fund. Deferred amounts remain in the fund until distributed in accordance with the Plan.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, market discount, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
2. OPERATING POLICIES - CONTINUED
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., (formerly FMR Texas, Inc.) an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
INTERFUND LENDING PROGRAM. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $5,178,914,000 and $5,007,060,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .20%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .50% of average net assets.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .18% of average net assets. ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $1,027,000 for the period.
5. INTERFUND LENDING PROGRAM.
The fund participated in the interfund lending program as a borrower. The maximum loan and the average daily loan balance during the period for which the loan was outstanding amounted to $38,011,000. The weighted average interest rate was 5.66%.
6. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $1,469,000 under this arrangement.
In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian fees were reduced by $1,000 under this arrangement.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

 To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI. SM
(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
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Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
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Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Bettina E. Doulton, Vice President
Richard A. Spillane, Jr., Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
* INDEPENDENT TRUSTEES
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FIDELITY

(REGISTERED TRADEMARK)

RETIREMENT GROWTH
FUND
SEMIANNUAL REPORT
MAY 31, 1998
CONTENTS


PRESIDENT'S MESSAGE   3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE           4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK             6   THE MANAGER'S REVIEW OF FUND
                          PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES    9   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                          INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS           10  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                          WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS  20  STATEMENTS OF ASSETS AND LIABILITIES,
                          OPERATIONS, AND CHANGES IN NET ASSETS,
                          AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                 24  NOTES TO THE FINANCIAL STATEMENTS.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
While low interest rates and subdued inflation provided support for stock and bond markets in the U.S. during the first five months of 1998, concerns about continuing economic and political difficulties in Asia colored their performance. The stock market reached record heights due to stronger-than-expected corporate earnings, but retreated at times when concerns surfaced about how the Asian volatility would affect business prospects. The bond market benefited from these retreats, as investors sought alternatives offering lower volatility.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1998          PAST 6  PAST 1  PAST 5   PAST 10
                                    MONTHS  YEAR    YEARS    YEARS

FIDELITY RETIREMENT GROWTH          16.77%  28.64%  113.31%  343.36%

S&P 500 (REGISTERED TRADEMARK)      15.06%  30.69%  172.18%  451.71%

CAPITAL APPRECIATION FUNDS AVERAGE  9.06%   22.75%  110.89%  317.64%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 247 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1998               PAST 1  PAST 5  PAST 10
                                         YEAR    YEARS   YEARS

FIDELITY RETIREMENT GROWTH               28.64%  16.36%  16.06%

S&P 500                                  30.69%  22.17%  18.62%

CAPITAL APPRECIATION FUNDS AVERAGE       22.75%  15.41%  14.45%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
             Retirement Growth           S&P 500
             00073                       SP001
  1988/05/31      10000.00                    10000.00
  1988/06/30      10519.80                    10459.00
  1988/07/31      10396.04                    10419.26
  1988/08/31      10107.26                    10065.00
  1988/09/30      10412.54                    10493.77
  1988/10/31      10486.80                    10785.50
  1988/11/30      10354.79                    10631.26
  1988/12/31      10332.46                    10817.31
  1989/01/31      11129.85                    11609.14
  1989/02/28      10903.22                    11320.07
  1989/03/31      11188.60                    11583.83
  1989/04/30      11717.39                    12185.03
  1989/05/31      11944.02                    12678.52
  1989/06/30      11776.15                    12606.26
  1989/07/31      12884.10                    13744.60
  1989/08/31      13035.18                    14013.99
  1989/09/30      13228.23                    13956.54
  1989/10/31      12766.59                    13632.75
  1989/11/30      13110.72                    13910.85
  1989/12/31      13474.64                    14244.71
  1990/01/31      12810.79                    13288.89
  1990/02/28      12944.70                    13460.32
  1990/03/31      13051.83                    13817.02
  1990/04/30      12676.88                    13471.59
  1990/05/31      13864.22                    14785.07
  1990/06/30      14176.68                    14684.54
  1990/07/31      14123.11                    14637.54
  1990/08/31      12676.88                    13314.31
  1990/09/30      11328.84                    12665.90
  1990/10/31      10962.82                    12611.44
  1990/11/30      11721.65                    13426.14
  1990/12/31      12106.26                    13800.73
  1991/01/31      12664.32                    14402.44
  1991/02/28      13708.43                    15432.22
  1991/03/31      14068.47                    15805.67
  1991/04/30      14158.48                    15843.61
  1991/05/31      14626.52                    16528.05
  1991/06/30      13690.43                    15771.07
  1991/07/31      14581.52                    16506.00
  1991/08/31      15202.59                    16897.19
  1991/09/30      15391.60                    16615.01
  1991/10/31      15940.66                    16837.65
  1991/11/30      15490.62                    16159.09
  1991/12/31      17624.90                    18007.69
  1992/01/31      17663.57                    17672.75
  1992/02/29      17914.94                    17902.49
  1992/03/31      17363.86                    17553.40
  1992/04/30      17557.22                    18069.47
  1992/05/31      17885.94                    18158.01
  1992/06/30      17228.51                    17887.45
  1992/07/31      17818.26                    18619.05
  1992/08/31      17334.86                    18237.36
  1992/09/30      17537.88                    18452.56
  1992/10/31      18088.96                    18517.14
  1992/11/30      19113.78                    19148.58
  1992/12/31      19492.47                    19384.11
  1993/01/31      19978.60                    19546.93
  1993/02/28      19350.19                    19812.77
  1993/03/31      19895.60                    20230.82
  1993/04/30      19741.46                    19741.23
  1993/05/31      20784.86                    20270.30
  1993/06/30      21057.56                    20329.08
  1993/07/31      21199.84                    20247.77
  1993/08/31      22385.52                    21015.16
  1993/09/30      22468.51                    20853.34
  1993/10/31      23132.49                    21285.00
  1993/11/30      22836.07                    21082.80
  1993/12/31      23806.05                    21337.90
  1994/01/31      24478.73                    22063.39
  1994/02/28      24227.59                    21465.47
  1994/03/31      23117.33                    20529.57
  1994/04/30      23328.81                    20792.35
  1994/05/31      23487.42                    21133.35
  1994/06/30      22971.94                    20615.58
  1994/07/31      23553.50                    21291.77
  1994/08/31      24690.21                    22164.73
  1994/09/30      24412.64                    21621.70
  1994/10/31      24518.38                    22108.19
  1994/11/30      23804.64                    21303.01
  1994/12/31      23820.59                    21618.93
  1995/01/31      23924.66                    22179.51
  1995/02/28      24473.12                    23043.84
  1995/03/31      24991.93                    23723.87
  1995/04/30      25644.16                    24422.54
  1995/05/31      25970.27                    25398.71
  1995/06/30      26503.90                    25988.72
  1995/07/31      27793.52                    26850.50
  1995/08/31      28001.05                    26917.90
  1995/09/30      28608.80                    28053.83
  1995/10/31      27986.22                    27953.68
  1995/11/30      28905.26                    29180.85
  1995/12/31      29604.25                    29742.87
  1996/01/31      30044.74                    30755.32
  1996/02/29      30355.66                    31040.42
  1996/03/31      30453.85                    31339.34
  1996/04/30      31419.34                    31801.28
  1996/05/31      31697.53                    32621.44
  1996/06/30      31010.23                    32745.72
  1996/07/31      29259.26                    31299.02
  1996/08/31      29766.55                    31959.11
  1996/09/30      31124.78                    33757.77
  1996/10/31      30879.32                    34688.81
  1996/11/30      32793.94                    37310.94
  1996/12/31      32071.72                    36571.81
  1997/01/31      33611.31                    38856.82
  1997/02/28      33481.47                    39161.45
  1997/03/31      31459.60                    37552.31
  1997/04/30      32498.36                    39794.18
  1997/05/31      34464.58                    42216.85
  1997/06/30      36263.86                    44108.17
  1997/07/31      39547.09                    47617.85
  1997/08/31      38174.44                    44950.30
  1997/09/30      40177.76                    47412.23
  1997/10/31      37302.62                    45828.66
  1997/11/30      37970.40                    47950.07
  1997/12/31      38018.68                    48773.37
  1998/01/31      39304.77                    49312.81
  1998/02/28      43636.87                    52869.25
  1998/03/31      45080.90                    55576.68
  1998/04/30      45780.35                    56135.78
  1998/05/29      44336.32                    55170.81
IMATRL PRASUN   SHR__CHT 19980531 19980612 160249 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Retirement Growth Fund on May 31, 1988. As the chart shows, by May 31, 1998, the value of the investment would have grown to $44,336 - a 343.36% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $55,171 - a 451.71% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Although renewed concerns about
economic difficulties in Asia late
in the period tempered the rapid
growth of U.S. equity markets, the
Standard & Poor's 500 Index - a
measure of the U.S. stock market
- still managed to return 15.06%
during the six months that ended
May 31, 1998. As feared, some
U.S. corporations with business
exposure to Asia did report
disappointing earnings and their
stocks were harshly punished.
However, investors seemed to
adopt a new attitude - one that
overlooked short-term troubles
and focused on longer-term
growth - helping many of these
stocks to rebound quickly. In
addition, the continued strength of
the U.S. economy, combined with
low interest rates and low inflation,
seemed to buoy the stock market
for much of the period. The
upward climb of the stock market
stagnated in mid- and late May
when investors were inundated
with worrisome news about the
stability of Asian markets.
Specifically, the president of
Indonesia resigned amidst civil
strife and a battle over nuclear
testing erupted between Pakistan
and India. Concerns about falling
demand for U.S. exports
particularly hurt technology
companies, especially during the
intensified investigation of
Microsoft by the Justice
Department in May. As a result of
concerns about these tumultuous
events and their potential impact
on the U.S. economy, the Dow
Jones Industrial Average produced
a negative return in May for the first
time in 1998 - although the Dow
was still up 13.29% for the first five
months of 1998.
An interview with Fergus Shiel, Portfolio Manager of Fidelity Retirement Growth Fund
Q. HOW DID THE FUND PERFORM, FERGUS?
A. For the six months that ended May 31, 1998, the fund returned 16.77%, compared to 15.06% for the Standard & Poor's 500 Index and 9.06% for the capital appreciation funds average tracked by Lipper Analytical Services. For the 12 months that ended May 31, 1998, the fund returned 28.64%, while the index and the average had returns of 30.69% and 22.75%, respectively.
Q. WHAT ACCOUNTED FOR THE FUND'S STRONG PERFORMANCE DURING THE
SIX-MONTH PERIOD?
A. I took advantage of the U.S. equity market's weakness early in the period to accumulate more high-quality stocks in the technology sector. I bought more of some stocks that the fund already owned and replaced many second- and third-tier technology stocks with the shares of industry leaders. This benefited the fund early in 1998, as the U.S. and Asian markets staged a vigorous rally that was led by technology shares. Toward the end of the period, I took some profits, reducing the fund's technology holdings from 29.4% six months ago to 22.9% at the end of the period. However, initially overweighting the fund - relative to the S&P 500 - with top-flight technology stocks at fairly cheap prices was primarily what enabled it to outperform the index and the average. In addition, I allocated approximately 14% of the fund's capital to selected European stocks, and many of these holdings performed well during the period.
Q. WHAT MADE YOU DECIDE THAT THE TIME WAS RIGHT TO TAKE PROFITS IN TECHNOLOGY STOCKS?
A. I had two reasons. First, I felt increasingly certain that there were serious problems in Asia that would not be corrected overnight, and that companies in some U.S. industries would suffer substantially from reduced demand. The other factor had to do with the global oversupply of components for personal computers. On the one hand, production capacity for components such as semiconductors that have the status of "commodities" - that is, they are readily available from a variety of sources - has increased enormously. However, demand for personal computers has not seen a corresponding rise. This situation has been developing for some time, and I decided that the early-1998 rally offered a good opportunity to lighten up on the stocks of semiconductor chip manufacturers and semiconductor capital equipment manufacturers.
Q. WHAT STOCKS HELPED THE FUND'S PERFORMANCE?
A. Dell Computer recovered nicely after weakness early in the period. Investors responded positively to Dell's increased penetration of the lucrative server market, as well as the company's low cost structure and rapid inventory turnover. Wal-Mart - the fund's largest holding at the end of the period - continued to do well on the strength of the company's strong sales growth, combined with cost savings due to more efficient inventory management. Bank of Ireland benefited from a healthy increase in the company's loan portfolio, as well as the overall strong growth in the Irish economy.
Q. WHAT HOLDINGS DISAPPOINTED YOU?
A. Intel performed poorly. The company lost market share to other computer chip makers in the rapidly growing low-price end of the personal computer market. Another technology holding - KLA-Tencor - was hurt by reduced demand for semiconductor capital equipment because of the slowing Asian economies.
Q. WHAT'S YOUR OUTLOOK, FERGUS?
A. I believe the overall outlook for U.S. stocks is quite favorable. We have a modestly but steadily growing economy, virtually no inflation and stable interest rates that, on balance, may edge lower over the next year or two. As I mentioned, however, there are pockets of weakness being experienced by companies dependent on Asia for a significant percentage of their business. I believe that the companies that succeed in this environment will be those that operate efficiently and have strong market shares. Ideally, they will sell a proprietary product or have some other way of defending their market share. In my opinion, this is not a time for just swimming with the tide. It is a time for dynamic management. These are some of the qualities I look for when selecting investments for the fund.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FERGUS SHIEL ON THE ASIAN
SLOWDOWN AND GROWTH
PROSPECTS IN THE TECHNOLOGY
SECTOR:
"Although the passage of time hasn't
made it any easier to quantify what
the damage from Asia will be, one
thing has become clearer - the
slowing Asian economies will affect
the U.S. economy on a very
selective basis, not across the
board.
"In the technology sector, for
example, this means if a company
buys components from Asia, as
most U.S. personal computer
makers do, it can do so at a lower
cost than before because many
Asian currencies have depreciated
sharply against the U.S. dollar.
However, if you run a company
that sells capital equipment to
Asian semiconductor
manufacturers, you are facing
reduced demand, because cheaper
Asian currencies make it more
costly for those manufacturers to
purchase your product.
"At the present time, I believe the
best growth areas in the technology
sector are software and network
construction. There is tremendous
worldwide demand for networks to
carry voice and especially data
traffic. In fact, I expect the data
network market to increase to the
point where we consider voice
networks as merely subsets of data
networks. The growth potential is
extremely dynamic there, and I will
be looking for companies through
which the fund can benefit from
these high-growth areas."
FUND FACTS
GOAL: to provide capital
appreciation by investing
mainly in common stocks with
the potential for growth
FUND NUMBER: 073
TRADING SYMBOL: FDFFX
START DATE: March 25, 1983
SIZE: as of May 31, 1998,
more than $4.4 billion
MANAGER: J. Fergus Shiel,
since 1996; manager, Fidelity
Trend Fund, 1995-1996;
Fidelity Dividend Growth
Fund, 1994-1995; Fidelity
Select Broadcast & Media
Portfolio, 1993; Fidelity Select
Telecommunications Portfolio,
1992-1994; Fidelity Select
Consumer Products Portfolio,
1991-1993; joined Fidelity
in 1989
(checkmark)
INVESTMENT CHANGES


TOP TEN STOCKS AS OF MAY 31, 1998
                               % OF FUND'S   % OF FUND'S INVESTMENTS
                               INVESTMENTS   IN THESE STOCKS
                                             6 MONTHS AGO

WAL-MART STORES, INC.          4.0           5.3

PHILIP MORRIS COMPANIES, INC.  2.6           1.6

EXXON CORP.                    2.4           0.0

RJR NABISCO HOLDINGS CORP.     1.9           0.0

DELL COMPUTER CORP.            1.9           1.8

HOUSEHOLD INTERNATIONAL, INC.  1.9           0.6

FIRST CHICAGO NBD CORP.        1.8           0.0

AMERICA ONLINE, INC.           1.7           0.0

MERCK & CO., INC.              1.7           0.0

GENERAL ELECTRIC CO.           1.7           3.1

TOP FIVE MARKET SECTORS AS OF MAY 31, 1998
                    % OF FUND'S   % OF FUND'S INVESTMENTS
                    INVESTMENTS   IN THESE MARKET SECTORS
                                  6 MONTHS AGO

TECHNOLOGY          22.9          29.4

FINANCE             16.1          14.0

HEALTH              9.4           10.1

RETAIL & WHOLESALE  8.3           11.5

NONDURABLES         8.1           10.0

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF MAY 31, 1998 * AS OF NOVEMBER 30, 1997 **
ROW: 1, COL: 1, VALUE: 96.8
ROW: 1, COL: 2, VALUE: 3.2
STOCKS 97.3%
SHORT-TERM
INVESTMENTS 2.7%
FOREIGN
INVESTMENTS 13.1%
STOCKS 96.8%
SHORT-TERM
INVESTMENTS 3.2%
FOREIGN
INVESTMENTS 15.6%
ROW: 1, COL: 1, VALUE: 97.3
ROW: 1, COL: 2, VALUE: 2.7
*
**
INVESTMENTS MAY 31, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 96.8%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 0.2%
Textron, Inc.   100,000 $ 7,419
BASIC INDUSTRIES - 2.3%
CHEMICALS & PLASTICS - 1.8%
Crompton & Knowles Corp.   266,800  7,187
Cytec Industries, Inc. (a)  826,800  40,513
Morton International, Inc.   740,200  22,530
PPG Industries, Inc.   100,000  7,287
Valspar Corp.   100,600  4,062
  81,579
PACKAGING & CONTAINERS - 0.1%
Owens-Illinois, Inc. (a)  102,700  4,615
PAPER & FOREST PRODUCTS - 0.4%
Pentair, Inc.   401,500  17,616
TOTAL BASIC INDUSTRIES   103,810
CONSTRUCTION & REAL ESTATE - 0.0%
BUILDING MATERIALS - 0.0%
Hoganas AB Class B Free shares  26,400  1,012
DURABLES - 2.7%
AUTOS, TIRES, & ACCESSORIES - 1.3%
Federal-Mogul Corp.   560,500  33,174
ITT Industries, Inc.   150,000  5,531
Mayflower Corp.   1,500,000  5,870
TRW, Inc.   237,100  12,700
  57,275
CONSUMER DURABLES - 0.2%
Sola Group Ltd.   50,000  1,978
Waterford Wedgwood PLC Unit  4,300,000  6,731
  8,709
TEXTILES & APPAREL - 1.2%
Fruit of the Loom, Inc. Class A (a)  571,900  20,553
Pillowtex Corp.   303,000  14,165
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - CONTINUED
TEXTILES & APPAREL - CONTINUED
Warnaco Group, Inc. Class A  307,300 $ 12,676
Westpoint Stevens, Inc. Class A (a)  278,400  9,118
  56,512
TOTAL DURABLES   122,496
ENERGY - 5.0%
ENERGY SERVICES - 2.0%
Schlumberger Ltd.   500,000  39,031
Smedvig AS  576,800  9,438
Western Atlas, Inc. (a)  463,000  40,079
  88,548
OIL & GAS - 3.0%
Cooper Cameron Corp. (a)  477,200  28,393
Exxon Corp.   1,520,000  107,160
  135,553
TOTAL ENERGY   224,101
FINANCE - 16.1%
BANKS - 7.5%
Allied Irish Banks PLC  1,224,297  16,040
Bank of Ireland, Inc.   3,522,684  66,398
Bank of New York Co., Inc.   210,900  12,891
Comerica, Inc.   628,800  41,344
Credit Suisse Group (Reg.)  191,000  41,947
Julius Baer Holding AG  11,700  33,657
National City Corp.   645,800  43,753
Providian Financial Corp.   853,400  54,298
Skandinaviska Enskilda Banken Class A Free shares  1,175,000  19,523
SunTrust Banks, Inc.   36,900  2,915
U.S. Bancorp  50,000  1,956
Wachovia Corp.  50,000  4,003
  338,725
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - 5.0%
American Express Co.   200,000 $ 20,525
Associates First Capital Corp.   563,721  42,173
First Chicago NBD Corp.   902,800  78,939
Household International, Inc.   630,200  85,274
  226,911
FEDERAL SPONSORED CREDIT - 1.5%
Freddie Mac  1,027,400  46,747
Fannie Mae  354,500  21,226
  67,973
INSURANCE - 1.9%
ACE Ltd.   300,000  10,688
Marsh & McLennan Companies, Inc.   141,100  12,355
Progressive Corp.  188,900  26,044
Sampo Insurance Co. Ltd.   100,000  4,641
Torchmark Corp.   699,900  30,008
  83,736
SECURITIES INDUSTRY - 0.2%
Investors Group Inc.   200,000  7,289
TOTAL FINANCE   724,634
HEALTH - 9.4%
DRUGS & PHARMACEUTICALS - 6.4%
Elan Corp. PLC ADR (a)  785,100  48,038
ICON PLC sponsored ADR  131,000  3,341
Lilly (Eli) & Co.   364,300  22,382
Merck & Co., Inc.   644,600  75,458
Quintiles Transnational Corp. (a)  535,300  26,029
Rexall Sundown, Inc.   50,000  1,675
Schering-Plough Corp.   621,900  52,045
Warner-Lambert Co.   952,300  60,769
  289,737
MEDICAL EQUIPMENT & SUPPLIES - 2.6%
AmeriSource Health Corp. Class A (a)  361,500  19,656
Cooper Companies, Inc.   148,300  5,858
Johnson & Johnson  400,000  27,625
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
MEDICAL EQUIPMENT & SUPPLIES - CONTINUED
McKesson Corp.  253,300 $ 19,789
Sofamor/Danek Group, Inc. (a)  152,500  12,677
Steris Corp. (a)  495,000  30,937
  116,542
MEDICAL FACILITIES MANAGEMENT - 0.4%
Universal Health Services, Inc. Class B (a)  332,800  18,304
TOTAL HEALTH   424,583
HOLDING COMPANIES - 0.9%
Kinnevik Investment B Free shares  1,153,400  42,072
INDUSTRIAL MACHINERY & EQUIPMENT - 4.3%
ELECTRICAL EQUIPMENT - 4.0%
Alcatel Alsthom Compagnie Generale d'Electricite SA (RFD)  138,000
29,489
Ericsson (L.M.) Telephone Co. Class B ADR  1,000,000  27,875
General Electric Co.   900,000  75,037
Loral Space & Communications Ltd. (a)  700,000  17,763
Philips Electronics NV (Bearer)  184,600  17,517
Siemens AG  160,000  10,380
  178,061
INDUSTRIAL MACHINERY & EQUIPMENT - 0.3%
ASM Lithography Holding NV (a)  303,900  11,644
Gasonics International Corp. (a)  334,300  3,468
  15,112
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   193,173
MEDIA & LEISURE - 6.6%
BROADCASTING - 0.3%
Clear Channel Communications, Inc.   100,000  9,587
USA Networks, Inc.   56,500  1,384
       10,971
LEISURE DURABLES & TOYS - 1.1%
Harley-Davidson, Inc.   704,000  25,168
Mattel, Inc.   677,800  25,672
  50,840
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
LODGING & GAMING - 1.5%
Jurys Hotel Group PLC  1,661,600 $ 15,172
Mirage Resorts, Inc. (a)  2,571,200  53,513
  68,685
PUBLISHING - 3.6%
ACNielsen Corp.   314,700  8,123
American Greetings Corp. Class A  880,000  41,800
Cognizant Corp.   760,900  40,517
Harte Hanks Communications, Inc.   1,011,300  22,881
Houghton Mifflin Co.   532,700  18,511
Independent Newspapers PLC  3,734,999  22,594
VNU Ord.   173,100  5,931
  160,357
RESTAURANTS - 0.1%
Foodmaker, Inc.  300,000  5,063
TOTAL MEDIA & LEISURE   295,916
NONDURABLES - 8.1%
AGRICULTURE - 0.4%
IAWS Group PLC  2,956,075  12,945
IAWS Group PLC Class A (Reg.)  37,600  153
Royal Canin SA  48,800  3,023
Royal Canin SA (c)  61,200  3,792
  19,913
FOODS - 0.7%
Avonmore Waterford Group PLC  1,055,000  4,620
Greencore Group PLC  2,957,779  16,295
Kerry Group PLC Class A  661,500  9,531
  30,446
HOUSEHOLD PRODUCTS - 2.0%
Clorox Co.   387,800  32,381
Gillette Co.   479,500  56,162
  88,543
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - CONTINUED
TOBACCO - 5.0%
Philip Morris Companies, Inc.   3,164,000 $ 118,254
RJR Nabisco Holdings Corp.   3,082,600  86,891
UST, Inc.   866,200  23,063
  228,208
TOTAL NONDURABLES   367,110
RETAIL & WHOLESALE - 8.3%
APPAREL STORES - 0.1%
Saks Holdings, Inc. (a)  251,400  5,924
DRUG STORES - 0.5%
Walgreen Co.   653,600  22,998
GENERAL MERCHANDISE STORES - 4.7%
Arnotts PLC (d)  1,425,287  12,886
Costco Companies, Inc.   300,000  17,363
Wal-Mart Stores, Inc.   3,304,300  182,355
  212,604
GROCERY STORES - 1.5%
Safeway, Inc. (a)  1,776,600  64,735
RETAIL & WHOLESALE, MISCELLANEOUS - 1.5%
Best Buy Co., Inc. (a)  336,400  10,975
Office Depot, Inc. (a)  881,700  26,011
Signet Group PLC (a)  10,725,000  8,313
Toys "R" Us, Inc. (a)  797,700  21,139
  66,438
TOTAL RETAIL & WHOLESALE   372,699
SERVICES - 4.5%
ADVERTISING - 2.4%
ADVO, Inc. (a)(d)   1,539,500  38,583
CKS Group, Inc.   100,000  2,000
Omnicom Group, Inc.   1,411,200  66,062
  106,645
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
SERVICES - CONTINUED
LEASING & RENTAL - 0.7%
Viacom, Inc. Class B (non-vtg.) (a)  598,900 $ 32,940
PRINTING - 0.3%
Valassis Communications, Inc. (a)  451,900  15,901
SERVICES - 1.1%
Day Runner, Inc.   235,500  5,181
Ecolab, Inc.   1,346,000  41,557
Marlborough International PLC  622,000  2,900
  49,638
TOTAL SERVICES   205,124
TECHNOLOGY - 22.9%
COMMUNICATIONS EQUIPMENT - 3.9%
Advanced Fibre Communication, Inc. (a)  213,900  7,928
Ciena Corp. (a)  360,000  18,720
Cisco Systems, Inc. (a)  918,700  69,476
Lucent Technologies, Inc.   550,000  39,016
Nokia Corp. AB sponsored ADR  226,600  14,715
Tellabs, Inc. (a)  386,400  26,553
  176,408
COMPUTER SERVICES & SOFTWARE - 9.7%
Affiliated Computer Services, Inc. Class A (a) 716,200 23,857 America Online, Inc. (a) 929,500 77,439
Atos SA (a)  75,305  13,829
Atos SA (a)(c)  31,119  5,715
CBT Group PLC sponsored ADR  80,000  3,980
Deltek Systems, Inc.   235,000  4,964
Equifax, Inc.   447,500  16,278
First Data Corp.   1,121,800  37,300
HBO & Co.   448,600  25,893
Information Management Resources, Inc.   100,000  2,253
Microsoft Corp. (a)  753,800  63,931
PeopleSoft, Inc. (a)  1,128,600  49,306
Saville Systems PLC sponsored ADR (a)  230,000  9,186
Siebel Systems, Inc. (a)  2,057,721  46,813
SunGard Data Systems, Inc. (a)  649,100  22,151
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - CONTINUED
Technology Solutions, Inc.   100,000 $ 3,019
Yahoo, Inc.   282,500  30,934
  436,848
COMPUTERS & OFFICE EQUIPMENT - 3.0%
CDW Computer Centers, Inc. (a)  224,800  9,259
Dell Computer Corp. (a)  1,051,600  86,658
EMC Corp. (a)  555,600  23,023
Fore Systems, Inc.   350,000  7,700
Ingram Micro, Inc. Class A  69,500  3,062
Lexmark International Group, Inc.   100,000  5,550
  135,252
ELECTRONIC INSTRUMENTS - 1.5%
Applied Materials, Inc. (a)  475,600  15,219
KLA-Tencor Corp. (a)  762,600  25,738
Novellus Systems, Inc. (a)  535,200  20,237
Teradyne, Inc. (a)  200,000  6,150
  67,344
ELECTRONICS - 4.8%
Alliance Semiconductor Corp. (a)  1,590,800  7,656
DII Group, Inc. (a)  842,800  15,855
Etec Systems, Inc. (a)  921,600  33,696
Electroglas, Inc. (a)  588,800  8,022
Intel Corp.   750,000  53,578
Lattice Semiconductor Corp. (a)  663,400  25,624
Micrel, Inc. (a)  361,400  11,305
Micron Technology, Inc. (a)  1,219,300  28,730
Molex, Inc.   285,000  7,944
Sanmina Corp. (a)  204,900  15,957
Schneider SA  70,400  5,947
  214,314
TOTAL TECHNOLOGY   1,030,166
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TRANSPORTATION - 0.6%
AIR TRANSPORTATION - 0.3%
Ryanair Holdings PLC sponsored ADR  370,800 $ 13,024
SHIPPING - 0.3%
Irish Continental Group PLC  893,400  16,028
TOTAL TRANSPORTATION   29,052
UTILITIES - 4.9%
CELLULAR - 0.8%
Cellular Communications International, Inc.   200,000  9,425
SkyTel Communications, Inc.   204,000  4,616
Teleglobe, Inc.   400,000  20,742
  34,783
TELEPHONE SERVICES - 4.1%
ESAT Telecom Group PLC sponsored ADR (a)  422,300  12,669
LCI International, Inc. (a)  476,600  17,843
MCI Communications Corp.   1,082,200  57,864
SBC Communications, Inc.   583,600  22,687
Southern New England Telecommunications Corp.   354,100  22,795
WorldCom, Inc. (a)  1,186,400  53,980
  187,838
TOTAL UTILITIES   222,621
TOTAL COMMON STOCKS
(Cost $3,726,879)   4,365,988
CASH EQUIVALENTS - 3.2%
Taxable Central Cash Fund (b)
(Cost $142,737)  142,736,560  142,737
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $3,869,616)  $ 4,508,725
LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.56%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $9,507,000 or 0.2% of net assets.
(d) Affiliated company (see Note 6 of Notes to Financial Statements). OTHER INFORMATION
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States   84.4%
Ireland   6.5
Sweden   2.0
Switzerland   1.7
France   1.4
Others (individually less than 1%)   4.0
TOTAL  100.0%
INCOME TAX INFORMATION
At May 31, 1998, the aggregate cost of investment securities for income tax purposes was $3,875,280,000. Net unrealized appreciation aggregated $633,445,000, of which $770,645,000 related to appreciated investment securities and $137,200,000 related to depreciated investment securities.
The fund intends to elect to defer to its fiscal year ending November 30, 1998 approximately $8,339,000 of losses recognized during the period November 1, 1997 to November 30, 1997.
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT)                        MAY 31, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $3,869,616) -                             $ 4,508,725
SEE ACCOMPANYING SCHEDULE

FOREIGN CURRENCY HELD AT VALUE (COST $1,640)                                        1,634

RECEIVABLE FOR INVESTMENTS SOLD                                                     67,782

RECEIVABLE FOR FUND SHARES SOLD                                                     4,381

DIVIDENDS RECEIVABLE                                                                5,077

INTEREST RECEIVABLE                                                                 452

OTHER RECEIVABLES                                                                   1,867

 TOTAL ASSETS                                                                       4,589,918

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                        $ 97,864

PAYABLE FOR FUND SHARES REDEEMED                                          14,777

ACCRUED MANAGEMENT FEE                                                    1,584

OTHER PAYABLES AND ACCRUED EXPENSES                                       881

 TOTAL LIABILITIES                                                                  115,106

NET ASSETS                                                                         $ 4,474,812

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                    $ 3,432,934

UNDISTRIBUTED NET INVESTMENT INCOME                                                 7,415

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                               395,383
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                           639,080
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS, FOR 227,743 SHARES OUTSTANDING                                         $ 4,474,812

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE                                $19.65
PER SHARE ($4,474,812 (DIVIDED BY) 227,743 SHARES)



STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS                      SIX MONTHS ENDED MAY 31, 1998 (UNAUDITED)

INVESTMENT INCOME                                                          $ 17,255
DIVIDENDS (INCLUDING $163 RECEIVED FROM AFFILIATED ISSUERS)

INTEREST                                                                    2,697

 TOTAL INCOME                                                               19,952

EXPENSES

MANAGEMENT FEE                                                   $ 12,709
BASIC FEE

 PERFORMANCE ADJUSTMENT                                           (4,006)

TRANSFER AGENT FEES                                               3,863

ACCOUNTING FEES AND EXPENSES                                      406

NON-INTERESTED TRUSTEES' COMPENSATION                             19

CUSTODIAN FEES AND EXPENSES                                       165

REGISTRATION FEES                                                 96

AUDIT                                                             39

LEGAL                                                             15

MISCELLANEOUS                                                     7

 TOTAL EXPENSES BEFORE REDUCTIONS                                 13,313

 EXPENSE REDUCTIONS                                               (822)     12,491

NET INVESTMENT INCOME                                                       7,461

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                            435,963

 FOREIGN CURRENCY TRANSACTIONS                                    (388)     435,575

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                            204,956

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                     (17)      204,939

NET GAIN (LOSS)                                                             640,514

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                            $ 647,975
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
AMOUNTS IN THOUSANDS                                     SIX MONTHS ENDED  YEAR ENDED
                                                         MAY 31, 1998      NOVEMBER 30,
                                                         (UNAUDITED)       1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ 7,461           $ 26,600
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                 435,575           646,367

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     204,939           (88,783)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          647,975           584,184
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                             (25,385)          (53,940)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                   (665,849)         (425,251)

 TOTAL DISTRIBUTIONS                                      (691,234)         (479,191)

SHARE TRANSACTIONS                                        461,151           466,641
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                            690,187           478,301

 COST OF SHARES REDEEMED                                  (646,945)         (1,241,607)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          504,393           (296,665)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 461,134           (191,672)

NET ASSETS

 BEGINNING OF PERIOD                                      4,013,678         4,205,350

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT   $ 4,474,812       $ 4,013,678
INCOME OF $7,415 AND $25,339, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                     24,057            24,402

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                  42,187            27,647

 REDEEMED                                                 (34,592)          (65,810)

 NET INCREASE (DECREASE)                                  31,652            (13,761)




FINANCIAL HIGHLIGHTS
                              SIX MONTHS ENDED  YEARS ENDED NOVEMBER 30,
                              MAY 31, 1998

                              (UNAUDITED)       1997      1996      1995     1994     1993
SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 20.47           $ 20.04   $ 19.50   $ 18.01  $ 19.26  $ 19.77
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME         .03 D            .13 D     .26       .34      .19      .09

 NET REALIZED AND              2.69             2.61      2.14      3.09     .58      3.09
 UNREALIZED GAIN
 (LOSS)

 TOTAL FROM INVESTMENT         2.72             2.74      2.40      3.43     .77      3.18
 OPERATIONS



LESS DISTRIBUTIONS             (.13)            (.26)     (.34)     (.20)    (.14)    (.16)
FROM NET INVESTMENT
 INCOME

 FROM NET REALIZED             (3.41)           (2.05)    (1.52)    (1.74)   (1.88)   (3.53)
 GAIN

 TOTAL DISTRIBUTIONS           (3.54)           (2.31)    (1.86)    (1.94)   (2.02)   (3.69)

NET ASSET VALUE, END          $ 19.65           $ 20.47   $ 20.04   $ 19.50  $ 18.01  $ 19.26
OF PERIOD

TOTAL RETURN B, C              16.77%           15.78%    13.45%    21.43%   4.24%    19.47%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF            $ 4,475           $ 4,014   $ 4,205   $ 3,970  $ 3,163  $ 2,688
PERIOD (IN MILLIONS)

RATIO OF EXPENSES TO           .63% A           .64%      .74%      .99%     1.07%    1.05%
AVERAGE NET ASSETS

RATIO OF EXPENSES TO           .59% A, E        .59% E    .70% E    .99%     1.07%    1.05%
AVERAGE NET ASSETS
AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT        .35% A           .66%      1.26%     1.92%    1.13%    .80%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE        245% A           205%      230%      108%     72%      101%

AVERAGE COMMISSION            $ .0396           $ .0377   $ .0307
RATE F


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF
  LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER
  HAD CERTAIN EXPENSES NOT BEEN REDUCED
  DURING THE PERIODS SHOWN (SEE NOTE 5 OF
  NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN
  CALCULATED BASED ON AVERAGE SHARES OUTSTANDING
  DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING
  ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID
  OR REDUCED A PORTION OF THE FUND'S EXPENSES
  (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FOR FISCAL YEARS BEGINNING ON OR AFTER
  SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE
  ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY
  TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT
  MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND
  DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS
  MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE
  STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Retirement Growth Fund (the fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts and foreign currency options, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities. INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Under the Plan, deferred amounts are treated as though equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds, including shares of the fund.
Deferred amounts remain in the fund until distributed in accordance with the Plan.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, non-taxable dividends and losses deferred due to wash sales and excise tax regulations.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer
2. OPERATING POLICIES - CONTINUED
JOINT TRADING ACCOUNT - CONTINUED
uninvested cash balances into one or more joint trading accounts.
These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the
Cash Fund) managed by Fidelity Investments Money Management, Inc., (formerly FMR Texas, Inc.) an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $5,059,626,000 and $5,243,092,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .41% of average net assets after the performance adjustment.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an
affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .18% of average net assets. ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $1,073,000 for the period.
5. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $750,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $2,000 and $70,000, respectively, under these arrangements.
6. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
AMOUNTS IN THOUSANDS
                  PURCHASE   SALES   DIVIDEND    VALUE
AFFILIATE         COST       COST    INCOME
ADVO, Inc.        $ 3,755    $ -     $ -         $ 38,583
Arnotts PLC         2,713      -       163         12,886
TOTALS            $ 6,468    $ -     $ 163       $ 51,469
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

 To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI. SM
(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
OREGON
16850 SW 72 Avenue
Tigard, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
J. Fergus Shiel, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH FUNDS
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund
Contrafund II
Disciplined Equity Fund
Dividend Growth Fund
Emerging Growth Fund
Export and Multinational Fund
Fidelity Fifty
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium(registered trademark) Fund
OTC Portfolio
Retirement Growth Fund
Small Cap Selector
Small Cap Stock Fund
Stock Selector
TechnoQuant Growth Fund
SM
Trend Fund
Value Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress (registered trademark)  1-800-544-5555
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